As filed with the Securities and Exchange Commission on October 1, 2026
1933 Act Registration No. [__]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. [__]
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
John Morriss, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Paul T. Chryssikos, Esquire
Lincoln Financial
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
David P. Bartels, Esq.
James V. Catano, Esq.
Dechert LLP
1900 K Street, NW
Washington, D.C. 20006
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of securities being registered: Shares of beneficial interest, without par value, of the LVIP Schroders Inflation Plus Fund and LVIP Schroders U.S. Equity Income Maximizer Fund, each a series of the Registrant.
It is proposed that this Registration Statement will become effective on October 31, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PROXY MATERIALS

LINCOLN FUNDS TRUST

Lincoln Inflation Plus Fund

Lincoln U.S. Equity Income Maximizer Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

[November 3], 2026

ACTION REQUIRED

Dear Shareholders:

Enclosed is a notice and Joint Proxy Statement/Prospectus relating to a Joint Special Meeting of Shareholders of the Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”).

Each Acquired Fund is a series of Lincoln Funds Trust (the “Trust”). The Joint Special Meeting of Shareholders of the Acquired Funds (together with any postponements or adjournments thereof, the “Meeting”) is scheduled to be held at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087 on [November 19], 2026 at [11:30] [a.m.], Eastern time. At the Meeting, the shareholders of each Acquired Fund who are entitled to vote at the Meeting will be asked to approve the proposals described below.

The Trust’s Board of Trustees (the “Board”) has called the Meeting to request shareholder approval of the reorganization of each Acquired Fund into a corresponding, newly organized series (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) of Lincoln Variable Insurance Products Trust (each, a “Reorganization” and, together, the “Reorganizations”). The Acquiring Funds will not commence investment operations until the consummation of the Reorganizations.

The Board has unanimously approved each of the proposals and recommends that you vote in favor of (i.e., “FOR”) each of the proposals. Although the Board has recommended a vote “FOR” each of the proposals, the final decision with respect to each proposal belongs to the shareholders of the applicable Acquired Fund.

The Lincoln Inflation Plus Fund and the LVIP Schroders Inflation Plus Fund have identical investment objectives, principal investment strategies, and principal risks. The Lincoln U.S. Equity Income Maximizer Fund and the LVIP Schroders U.S. Equity Income Maximizer Fund have identical investment objectives, materially the same principal investment strategies, and identical principal risks. In addition, each Acquired Fund and Acquiring Fund is a series of a Delaware statutory trust that is an open-end management investment company registered under the Investment Company Act of 1940. However, the Acquired Funds are mutual funds that were intended to be sold to retail investors, whereas the Acquiring Funds, once operational, will be offered for sale only to separate accounts (“Variable Accounts”) that fund variable annuity and variable life insurance contracts (“Variable Contracts” and the owners of such Contracts, “Contract Owners”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. The enclosed Joint Proxy Statement/Prospectus provides important information regarding key similarities and differences between each Acquired Fund and its corresponding Acquiring Fund. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the applicable Reorganization and may redeem their shares of the corresponding Acquiring Fund after the closing of the applicable Reorganization. No sales loads, commissions or other transaction fees will be imposed on shareholders in connection with the Reorganizations.

Shareholders of each Acquired Fund will vote separately on each proposal as it relates to the Acquired Fund. A proposal will be effected for an Acquired Fund only if approved by shareholders of such Acquired Fund. A proposal for one Acquired Fund is not contingent on a proposal for the other Acquired Fund. If a Reorganization is approved and implemented, each shareholder in the applicable Acquired Fund will automatically become a shareholder of the corresponding Acquiring Fund.

You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote by completing, dating, and signing the enclosed proxy card and returning it in the accompanying return envelope at your earliest convenience or by following the instructions on the proxy card for voting your proxy by mail, telephone, or through the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

/s/ John Morriss
John Morriss President and Chairman Lincoln Funds Trust

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on [November 19], 2026

LINCOLN FUNDS TRUST

Lincoln Inflation Plus Fund

Lincoln U.S. Equity Income Maximizer Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

Notice is hereby given that a Joint Special Meeting of Shareholders of the Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”) (together with any postponements or adjournments thereof, the “Meeting”), each a series of Lincoln Funds Trust (the “Trust”), will be held on [November 19], 2026 at [11:30] [a.m.], Eastern time, at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087.

The purpose of the Meeting is for shareholders of the Acquired Funds to consider and vote upon the following proposals:

1.

To approve the Agreement and Plan of Reorganization with respect to the reorganization of the Lincoln Inflation Plus Fund into the LVIP Schroders Inflation Plus Fund, a series of Lincoln Variable Insurance Products Trust.

2.

To approve the Agreement and Plan of Reorganization with respect to the reorganization of the Lincoln U.S. Equity Income Maximizer Fund into the LVIP Schroders U.S. Equity Income Maximizer Fund, a series of Lincoln Variable Insurance Products Trust.

3.	To transact other business that may properly come before the Meeting.

The Board of Trustees of the Trust

unanimously recommends that you vote in favor of (i.e., FOR) each proposal.

Only shareholders of record who owned shares of the Acquired Funds at the close of business on [September 15], 2026 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting. If you are a shareholder of record of an Acquired Fund on the Record Date, you have the right, and are being asked, to direct the persons listed on the enclosed proxy card as to how your shares should be voted. Shareholders of each Acquired Fund will vote separately on each proposal as it relates to the Acquired Fund. A proposal will be effected for an Acquired Fund only if approved by shareholders of such Acquired Fund. A proposal for one Acquired Fund is not contingent on a proposal for the other Acquired Fund.

To assist you, a proxy card is enclosed. In addition, a Joint Proxy Statement/Prospectus describing the matters to be voted on at the Meeting is included with this Notice. The enclosed proxy card is being solicited on behalf of the Board of Trustees of the Trust. The reorganization of each Acquired Fund into a corresponding, newly organized series (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) of Lincoln Variable Insurance Products Trust (each, a “Reorganization” and, together, the “Reorganizations”) will be effected only if the applicable Acquired Fund’s shareholders approve the Reorganization and certain closing conditions are satisfied or waived.

We realize that you may not be able to attend the Meeting. However, we do need your proxy. Whether or not you plan to attend the Meeting, please promptly complete, sign, and return each proxy card included with this Joint Proxy Statement/Prospectus in the enclosed postage-paid envelope or vote by mail, telephone, or through the Internet as explained in the enclosed Proxy Statement. If you decide to attend the Meeting, you may revoke your prior proxy and vote in person at the Meeting. The number of shares of the Acquired Fund attributable to you will be voted in accordance with your proxy card.

If you have any questions about the Meeting, please feel free to call 866-436-8717.

By Order of the Board of Trustees of the Trust,

/s/ Christina Pron
Christina Pron Secretary [November 3], 2026

The information contained in this Combined Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED OCTOBER 1, 2026

JOINT PROXY STATEMENT/PROSPECTUS

[ ], 2026

PROXY STATEMENT FOR:

LINCOLN INFLATION PLUS FUND

LINCOLN U.S. EQUITY INCOME MAXIMIZER FUND

(each a series of Lincoln Funds Trust)

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

PROSPECTUS FOR:

LVIP SCHRODERS INFLATION PLUS FUND

LVIP SCHRODERS U.S. EQUITY INCOME MAXIMIZER FUND

(each a series of Lincoln Variable Insurance Products Trust)

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

Introduction

This joint proxy statement/prospectus (the “Proxy Statement/Prospectus”) is being furnished to shareholders of the Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”). The Board of Trustees (the “Board”) of Lincoln Funds Trust (the “Trust”), of which each Acquired Fund is a series, is soliciting votes for a joint special meeting of shareholders of the Acquired Funds (together with any postponements or adjournments thereof, the “Meeting”). The Meeting will be held on [November 19], 2026 at [11:30] [a.m.], Eastern Time, at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087.

The purpose of the Meeting is for shareholders of the Acquired Funds to consider and vote upon the following proposals:

1. To approve the Agreement and Plan of Reorganization with respect to the reorganization of the Lincoln Inflation Plus Fund into the LVIP Schroders Inflation Plus Fund, a series of Lincoln Variable Insurance Products Trust.

2. To approve the Agreement and Plan of Reorganization with respect to the reorganization of the Lincoln U.S. Equity Income Maximizer Fund into the LVIP Schroders U.S. Equity Income Maximizer Fund, a series of Lincoln Variable Insurance Products Trust.

3. To transact other business that may properly come before the Meeting.

Only shareholders of record who owned shares of an Acquired Fund at the close of business on [September 15], 2026 (the “Record Date”) are entitled to vote at the Meeting. Shares of each Acquired Fund are held by only The Lincoln National Life Insurance Company (“Lincoln Life”) and Schroder U.S. Holdings Inc. (together with Lincoln Life, the “Seed Investors”), both of which have confirmed their intention to vote in favor of the proposals. Accordingly, it is expected that the proposals will be approved by shareholders.

The Board, including a majority of the Independent Trustees, approved the reorganization of each Acquired Fund into a corresponding, newly organized series (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) of Lincoln Variable Insurance Products Trust (each, a “Reorganization” and, together, the “Reorganizations”) after carefully considering the factors described in the section below entitled “Board Considerations” and concluding that participation in the applicable Reorganization is in the best interests of the corresponding Acquired Fund and that the interests of existing shareholders of the corresponding Acquired Fund will not be diluted as a result of the Reorganization. The Board of Trustees (the “LVIP Board”) of Lincoln Variable Insurance Products Trust (the “LVIP Trust”), including a majority of the Independent Trustees, approved each of the Reorganizations and determined that participation in the applicable Reorganization is in the best interests of the corresponding Acquiring Fund and that the interests of existing shareholders of the corresponding Acquiring Fund will not be diluted as a result of the Reorganization, noting that each of the LVIP Schroders Inflation Plus Fund and the LVIP Schroders U.S. Equity Income Maximizer Fund is a newly formed series of Lincoln Variable Insurance Products Trust that will have no assets or existing shareholders until the closing of the Fund’s respective Reorganization.

We sometimes refer to the Acquired Fund and the Acquiring Fund collectively as the “Funds” and to a fund individually as a “Fund.”

This Proxy Statement/Prospectus contains information that shareholders of the Acquired Funds should know before voting on the Agreement and Plan of Reorganization that is described herein (and a form of which is attached as Exhibit A) and sets forth concisely the information about the corresponding Acquiring Fund that a prospective investor ought to know before investing in such Acquiring Fund. This Proxy Statement/Prospectus should be retained for future reference. It is both the proxy statement of the Acquired Funds and also a prospectus for the Acquiring Funds. Each Fund is a registered open-end management investment company.

In each Reorganization, the aggregate value of the Acquiring Fund shares that you will receive will be the same as the aggregate value of the shares of the Acquired Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganization. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganization.

The Board has fixed the close of business on [September 15], 2026 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Each shareholder of an Acquired Fund shall be entitled to one vote for each full share owned, and a fractional vote for each fractional share owned. Shareholders of all classes of each Acquired Fund will vote as a single class on the Agreement and Plan of Reorganization (the “Agreement”). We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card(s) beginning on or about [November 3], 2026, to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Agreement, the Board has unanimously approved the Agreement with respect to each Acquired Fund. If shareholders of an Acquired Fund do not approve the Agreement, the Board will consider what further action is appropriate with respect to such Acquired Fund.

The following documents, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally deemed to be part of) this Proxy Statement/Prospectus and contain additional information about the Funds:

•	Prospectuses and statement of additional information for the Acquired Funds, dated November 28, 2025 (File No. 333-278528; Accession No. 0001193125-25-300245);

•	The supplement for the Acquired Funds, dated September 29, 2026 (File No. 333-278528; Accession No. 0001193125-26-406205);

•	Prospectuses and statement of additional information for the Acquiring Funds, dated [ ], 2026 (File No. 033-70742; Accession No. [ ]); and [To be updated.]

•	Audited financial statements of the Acquired Funds for the fiscal year ended July 31, 2026 included in the Funds’ report filed on Form N-CSR (Accession No. 0001398344-26-017488).

The Statement of Additional Information to this Proxy Statement/Prospectus (“SAI”), dated the same date as this Proxy Statement/Prospectus, is incorporated by reference, is deemed to be part of this Proxy Statement/Prospectus, and is available without charge upon oral or written request from the Trust, at the address and toll-free telephone number noted below. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”), and the rules, regulations and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC. The Funds’ prospectuses, statements of additional information, annual and semi-annual reports and most recent audited financial statements are available on the Funds’ website at http://www.lincolnfinancial.com/public/individuals/products/lvipprospectusreports and https://www.lincolnfinancial.com/public/individuals/products/fundstrust.

Copies of all of these documents are available upon request without charge by visiting, writing to, or calling:

For Acquired Fund Documents:	For Acquiring Fund Documents:

LINCOLN FUNDS TRUST 1301 South Harrison Street Fort Wayne, IN 46802 (866) 436-8717	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST 1301 South Harrison Street Fort Wayne, IN 46802 (800) 454-6265

You also may view or obtain these documents from the SEC’s website at www.sec.gov.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY

On August 18, 2026, the Board, on behalf of each of the Acquired Funds, unanimously voted to approve the Agreement subject to approval by shareholders of the corresponding Acquired Fund.

In the Reorganizations, each Acquiring Fund will acquire all the assets of the corresponding Acquired Fund in exchange solely for the corresponding Acquiring Fund shares and the corresponding Acquiring Fund’s assumption of such Acquired Fund’s liabilities as set forth in the Agreement, a form of which is attached as Exhibit A to this Proxy Statement/Prospectus. The Acquiring Funds’ shares will be issued to the respective Acquired Fund, which will distribute such shares pro rata to shareholders of such Acquired Fund in accordance with the table below:

Acquired Fund Class	Acquiring Fund Class
Lincoln Inflation Plus Fund, Class A	LVIP Schroders Inflation Plus Fund, Service Class
Lincoln Inflation Plus Fund, Class I	LVIP Schroders Inflation Plus Fund, Standard Class
Lincoln U.S. Equity Income Maximizer Fund, Class A	LVIP Schroders U.S. Equity Income Maximizer Fund, Service Class
Lincoln U.S. Equity Income Maximizer Fund, Class I	LVIP Schroders U.S. Equity Income Maximizer Fund, Standard Class

Any shares you beneficially own of an Acquired Fund at the time of the Reorganizations will be cancelled and you will receive shares of the corresponding Acquiring Fund having an aggregate value equal to the aggregate net asset value of your shares of such Acquired Fund. No gain or loss for U.S. federal income tax purposes is expected to be recognized by any shareholder of the Acquired Funds as a direct result of the Reorganizations, as discussed below under “Material Federal Income Tax Consequences of the Reorganizations.” If the Agreement is approved by shareholders of an Acquired Fund and certain other conditions are satisfied or waived, the corresponding Reorganization is expected to occur on or about [November 20], 2026.

We recommend that you read this Proxy Statement/Prospectus. In addition to the detailed information in the Proxy Statement/Prospectus, the following discussion provides an overview of certain key information about the Reorganizations.

Reasons for the Reorganizations

The proposed Reorganizations are part of the continuing effort of Lincoln Financial Investments Corporation (“LFI”), the Funds’ investment adviser, to align its registered fund product offerings with Lincoln’s enterprise priorities, which no longer include retail mutual fund offerings. Shares of the Acquired Funds have not been sold to the public and, as a result, they have low assets under management. The Acquired Funds’ strategies are not currently available in the LVIP Trust. Each Acquiring Fund has been established for the purpose of facilitating the corresponding Reorganization. As such, the Lincoln Inflation Plus Fund and the LVIP Schroders Inflation Plus Fund have identical investment objectives and principal investment strategies, and the Lincoln U.S. Equity Income Maximizer Fund and the LVIP Schroders U.S. Equity Income Maximizer Fund have identical investment objectives and materially the same principal investment strategies (as described below under “Other Important Information About the Reorganization—Comparison of Investment Objectives, Policies and Strategies”). Each Acquiring Fund will also be subject to identical principal risks as the corresponding Acquired Fund.

In addition, Schroder Investment Management North America Inc., the sub-adviser to each Acquired Fund, will serve as sub-adviser to each Acquiring Fund following the Reorganizations. LFI believes that Acquired Fund investors will have a similar investment experience after the Reorganizations. Each Acquiring Fund’s contractual management fee and pro forma net expense ratio are the same as those of its corresponding Acquired Fund (as described below under “Comparison of Fees and Expenses”). After the Reorganizations, it is expected that the total gross operating expenses of each of the Acquiring Funds will be lower than the total gross operating expenses of its corresponding Acquired Fund. In addition, LFI has contractually agreed to an expense limitation for two years from the closing date of the Reorganizations as necessary to ensure that the total expense ratio for each Acquiring Fund, excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses (AFFE), other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses) not incurred in the ordinary course of such Fund’s business, does not exceed 1.10% of average daily net assets for Standard Class and 1.35% of average daily net assets for Service Class of the LVIP Schroders Inflation Plus Fund, and 1.07% of average daily net assets for Standard Class and 1.32% of average daily net assets for Service Class of the LVIP Schroders U.S. Equity Income Maximizer Fund. Operating expenses for the Acquiring Funds may increase after two years if this expense limitation is not renewed.

After considering other options, including liquidating the Acquired Funds and converting them to exchange-traded funds, LFI recommended the Reorganizations to the Board and believes that the Reorganizations are in the best interests of each Acquired Fund and its corresponding Acquiring Fund.

1

Comparison of Investment Objectives, Policies and Strategies

As shown in the section entitled “Other Important Information About the Reorganization—Comparison of Investment Objectives, Policies and Strategies” in this Proxy Statement/Prospectus, each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives. The Funds also have the same fundamental investment restrictions, which are set forth in Exhibit B and may also be found in each Fund’s respective statement of additional information (“SAI”). See the cover page of this Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquired Fund’s and Acquiring Fund’s SAI.

The Lincoln Inflation Plus Fund and the LVIP Schroders Inflation Plus Fund have identical principal investment strategies, and the Lincoln U.S. Equity Income Maximizer Fund and the LVIP Schroders U.S. Equity Income Maximizer Fund have materially the same principal investment strategies. In addition, Schroder Investment Management North America Inc., the sub-adviser to each Acquired Fund, will serve as sub-adviser to each Acquiring Fund following the Reorganizations. Please see the section entitled “Other Important Information About the Reorganization—Comparison of Investment Objectives, Policies and Strategies” in this Proxy Statement/Prospectus for the principal investment strategies of the Funds.

Comparison of Principal Risks

Each Acquired Fund and its corresponding Acquiring Fund are subject to identical principal risks. The section entitled “Other Important Information About the Reorganization—Comparison of Principal Risks” in this Proxy Statement/Prospectus includes the principal risks of the Funds. In addition, risks associated with an investment in each Acquiring Fund are further discussed in its prospectus and SAI. For more information on the risks associated with the Acquiring Funds, see the “Additional Information About the Fund—Principal Risks” section of the Acquiring Fund’s prospectus and the “Additional Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of each Fund’s prospectus and SAI.

Comparison of Fees and Expenses

The following tables compare the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Acquired Fund with the shareholder fees and pro forma expense ratios of its corresponding Acquiring Fund. Pro forma expense ratios of each Acquiring Fund show the expected effect of the Reorganizations on the Acquiring Funds, adjusted to reflect current and expected fees and expenses, but actual expenses may be greater or less than those shown. The tables do not reflect any variable contract expenses with respect to the Acquiring Funds. If variable contract expenses were included, the expenses shown would be higher. Only pro forma combined fees and expenses information is provided for the Acquiring Funds because the Acquiring Funds will not commence operations until the applicable Reorganization is completed.

As shown in the tables below, each Reorganization is expected to result in lower gross annual fund operating expenses for shareholders of the corresponding Acquired Fund, with the contractual management fee rate for each Acquiring Fund being the same as that of the corresponding Acquired Fund. The pro forma net expense ratio of each Acquiring Fund is the same as that of the corresponding Acquired Fund. In addition, LFI has contractually agreed to an expense limitation for two years from the closing date of the Reorganizations as necessary to ensure that the total expense ratio for each Acquiring Fund, excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses (AFFE), other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses) not incurred in the ordinary course of such Fund’s business, does not exceed 1.10% of average daily net assets for Standard Class and 1.35% of average daily net assets for Service Class of the LVIP Schroders Inflation Plus Fund, and 1.07% of average daily net assets for Standard Class and 1.32% of average daily net assets for Service Class of the LVIP Schroders U.S. Equity Income Maximizer Fund. The expense ratio of the Acquiring Funds may be higher than the expenses shown below if, after two years from the closing date of the Reorganizations, the expense limitation is not renewed.

LINCOLN INFLATION PLUS FUND

LVIP SCHRODERS INFLATION PLUS FUND

	Acquired Fund	Acquiring Fund
	Lincoln Inflation Plus Fund Class A	LVIP Schroders Inflation Plus Fund (Pro Forma Combined) Service Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses[1]	3.70%	1.59%

2

Acquired Fund Fees and Expenses (AFFE)	0.03%	0.03%

Total Annual Fund Operating Expenses	4.83%	2.72%
Less Fee Waiver and/or Expense Reimbursement	(3.45%)[2]	(1.34%)[3]

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.38%	1.38%

	Acquired Fund	Acquiring Fund
	Lincoln Inflation Plus Fund Class I	LVIP Schroders Inflation Plus Fund (Pro Forma Combined) Standard Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[1]	3.70%	1.59%
Acquired Fund Fees and Expenses (AFFE)	0.03%	0.03%

Total Annual Fund Operating Expenses	4.58%	2.47%
Less Fee Waiver and/or Expense Reimbursement	(3.45%)[2]	(1.34%)[3]

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.13%	1.13%

1.

Fees and expenses for the Acquired Fund are based on those incurred by it for the current fiscal year as of July 31, 2026. Pro forma fees and expenses of the Acquiring Fund are based on estimates for the current fiscal year and have been adjusted from amounts incurred during the Acquired Fund’s most recent fiscal year to reflect estimated current expenses.

2.

LFI has contractually agreed to reimburse the Acquired Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses, other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 1.35% of the Acquired Fund’s average daily net assets for Class A (and 1.10% for Class I). Any reimbursements made by the LFI are subject to recoupment from the Acquired Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Acquired Fund operating expenses of a class of the Acquired Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least July 31, 2027 and cannot be terminated before that date without the mutual agreement of the Acquired Fund’s Board of Trustees and LFI. Upon completion of the Reorganization, LFI may not recoup from the Acquiring Fund any expenses previously waived and/or reimbursed for the Acquired Fund.

3.

LFI has contractually agreed to waive fees and/or reimburse the Acquiring Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses, other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 1.10% of the Fund’s average daily net assets for the Standard Class and 1.35% of the Fund’s average daily net assets for the Service Class. Any reimbursements made by LFI are subject to recoupment from the Acquiring Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Acquiring Fund operating expenses of a class of the Acquiring Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for at least two years following the closing date of the Reorganization and cannot be terminated before that date without the mutual agreement of the Acquiring Fund’s Board of Trustees and LFI.

3

LINCOLN U.S. EQUITY INCOME MAXIMIZER FUND

LVIP SCHRODERS U.S. EQUITY INCOME MAXIMIZER FUND

	Acquired Fund	Acquiring Fund
	Lincoln U.S. Equity Income Maximizer Fund Class A	LVIP Schroders U.S. Equity Income Maximizer Fund (Pro Forma Combined) Service Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses[1]	2.76%	0.76%

Total Annual Fund Operating Expenses	3.86%	1.86%
Less Fee Waiver and/or Expense Reimbursement	(2.54%)[2]	(0.54%)[3]

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.32%	1.32%

	Acquired Fund	Acquiring Fund
	Lincoln U.S. Equity Income Maximizer Fund Class I	LVIP Schroders U.S. Equity Income Maximizer Fund (Pro Forma Combined) Standard Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[1]	2.76%	0.76%

Total Annual Fund Operating Expenses	3.61%	1.61%
Less Fee Waiver and/or Expense Reimbursement	(2.54%)[2]	(0.54%)[3]

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.07%	1.07%

1.

Fees and expenses for the Acquired Fund are based on those incurred by it for the current fiscal year as of July 31, 2026. Pro forma fees and expenses of the Acquiring Fund are based on estimates for the current fiscal year and have been adjusted from amounts incurred during the Acquired Fund’s most recent fiscal year to reflect estimated current expenses.

2.

LFI has contractually agreed to reimburse the Acquired Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses, other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 1.32% of the Acquired Fund’s average daily net assets for Class A (and 1.07% for Class I). Any reimbursements made by the LFI are subject to recoupment from the Acquired Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Acquired Fund operating expenses of a class of the Acquired Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least July 31, 2027 and cannot be terminated before that date without the mutual agreement of the Acquired Fund’s Board of Trustees and LFI. Upon completion of the Reorganization, LFI may not recoup from the Acquiring Fund any expenses previously waived and/or reimbursed for the Acquired Fund.

3.

LFI has contractually agreed to waive fees and/or reimburse the Acquiring Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses, other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 1.07% of the Fund’s average daily net assets for the Standard Class and 1.32% of the Fund’s average daily net assets for the Service Class. Any reimbursements made by LFI are subject to recoupment from the Acquiring Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Acquiring Fund operating expenses of a class of the Acquiring Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for at least two years following the closing date

4

of the Reorganization and cannot be terminated before that date without the mutual agreement of the Acquiring Fund’s Board of Trustees and LFI.

Expense Examples

The Examples are intended to help you compare the costs of investing in different classes of the Acquired Funds and the Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of each Acquiring Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the tables above. Only pro forma combined expense examples are provided for the Acquiring Funds because the Acquiring Funds will not commence operations until the applicable Reorganization is completed.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would have paid if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only, except that LFI’s contractual agreement to reimburse expenses of the Acquiring Funds through two years from the closing date of the Reorganizations is reflected for the first two years in the pro forma combined expenses table. This example does not reflect any variable contract-related fees and expenses, including redemption fees (if any), applicable at the variable contract level. If such fees and expenses were reflected, the total expenses of the Acquiring Funds would be higher.

The results apply whether or not you redeem your investment at the end of the given period. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

LINCOLN INFLATION PLUS FUND

LVIP SCHRODERS INFLATION PLUS FUND

	1 year	3 years	5 years	10 years
Lincoln Inflation Plus Fund
Class A	$140	$1,143	$2,149	$4,679
Class I	$115	$1,071	$2,034	$4.478
LVIP Schroders Inflation Plus Fund (Pro Forma Combined)
Standard Class	$115	$505	$1,065	$2,595
Service Class	$140	$581	$1,193	$2,847

LINCOLN U.S. EQUITY INCOME MAXIMIZER FUND

LVIP SCHRODERS U.S. EQUITY INCOME MAXIMIZER FUND

	1 year	3 years	5 years	10 years
Lincoln U.S. Equity Income Maximizer Fund
Class A	$134	$944	$1,772	$3,926
Class I	$109	$870	$1,652	$3,705
LVIP Schroders U.S. Equity Income Maximizer Fund (Pro Forma Combined)
Standard Class	$109	$399	$771	$1,817
Service Class	$134	$477	$902	$2,089

The examples are not a representation of past or future expenses. The Funds’ actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent a Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “Board Considerations” in this Proxy Statement/Prospectus.

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Purchase and Sale of Fund Shares

The Funds’ distribution, purchase, and redemption procedures and exchange rights are different, given that the Acquired Funds are retail mutual funds whereas the Acquiring Funds will only be available as underlying investment options for variable life insurance and variable annuity products issued by Lincoln Life and Lincoln New York, and unaffiliated insurance companies. See “Other Important Information About the Reorganization—Purchase and Sale of Fund Shares.”

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended July 31, 2026, the portfolio turnover rate for the Lincoln Inflation Plus Fund was 241% and the portfolio turnover rate for the Lincoln U.S. Equity Income Maximizer Fund was 32%. Because the Acquiring Funds have not commenced investment operations as of the date of this Proxy Statement/Prospectus, information regarding the Acquiring Funds’ portfolio turnover rate is not shown.

Comparison of Principal Risks

Because the Lincoln Inflation Plus Fund and the LVIP Schroders Inflation Plus Fund have identical investment objectives and principal investment strategies, and the Lincoln U.S. Equity Income Maximizer Fund and the LVIP Schroders U.S. Equity Income Maximizer Fund have identical investment objectives and materially the same principal investment strategies, each Acquired Fund is subject to the same principal risks as its corresponding Acquiring Fund. The table below identifies the principal risks of investing in each Fund, and the discussion below the table provides additional information on the principal risks that apply to each Acquiring Fund.

Risks associated with an investment in the Acquiring Fund are further discussed in its prospectus and SAI. For more information on the risks associated with the Acquiring Fund, see the “Additional Information About the Fund—Principal Risks” section of the Acquiring Fund’s prospectus and the “Additional Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of each Fund’s prospectus and SAI.

Principal Risks	Lincoln Inflation Plus Fund (Acquired Fund)	LVIP Schroders Inflation Plus Fund (Acquiring Fund)	Lincoln U.S. Equity Income Maximizer Fund (Acquired Fund)	LVIP Schroders U.S. Equity Income Maximizer Fund (Acquiring Fund)
Market Risk	✓	✓	✓	✓
Bond/Fixed-Income Exposure Risk	✓	✓
Stock/Equity Investing Risk	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓
Active Management Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓
Commodities-Related Investment Risk	✓	✓
Credit Risk	✓	✓
Below Investment Grade (Junk Bond) Risk	✓	✓
Inflation-Focused Securities Risk	✓	✓
Foreign Investments Risk	✓	✓
Foreign Currency Risk	✓	✓
Emerging Markets Risk	✓	✓
Sovereign Debt Risk	✓	✓
Derivatives Risk	✓	✓	✓	✓
ESG Integration Risk	✓	✓
Subsidiary Risk	✓	✓
Fund of Funds Risk	✓	✓
Non-Diversification Risk	✓	✓	✓	✓

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Principal Risks	Lincoln Inflation Plus Fund (Acquired Fund)	LVIP Schroders Inflation Plus Fund (Acquiring Fund)	Lincoln U.S. Equity Income Maximizer Fund (Acquired Fund)	LVIP Schroders U.S. Equity Income Maximizer Fund (Acquiring Fund)
Liquidity Risk	✓	✓	✓	✓
Large-Cap Company Risk			✓	✓
Concentration Risk			✓	✓
Dividend Risk			✓	✓
Leverage Risk			✓	✓

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Funds. The following is a description of the principal risks for the Acquiring Funds:

•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

•

Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.

•

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•	Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.

•

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•

Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.

•

Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

•

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

•

Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.

•

Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.

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•

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.

•

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

•

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

•

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

•

ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.

•

Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.

•

Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.

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•

Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

•

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.

•

Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.

•

Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.

•

Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.

•

Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.

BOARD CONSIDERATIONS

Reasons for the Reorganizations

LFI recommended the Reorganizations to the Board and believes that the Reorganizations of (1) the Lincoln Inflation Plus Fund, a series of the Trust, with and into the LVIP Schroders Inflation Plus Fund, a newly created series of LVIP Trust and (2) the Lincoln U.S. Equity Income Maximizer Fund, a series of the Trust, with and into the LVIP Schroders U.S. Equity Income Maximizer Fund, a newly created series of the LVIP Trust are in the best interests of the Acquired Funds. Each of the Acquiring Funds have identical investment objectives and fundamental policies to those of the Acquired Funds. The Funds also have materially similar principal investment strategies. The Board considered that each Acquiring Fund’s proposed contractual management fee is the same as the applicable Acquired Fund and that each Acquiring Fund’s proposed net expense ratio is the same as that of the applicable Acquired Fund. The Board considered LFI’s belief that shareholders of the Acquired Funds would have a similar investment experience after each Reorganization.

Board Considerations

On August 18, 2026, the Board met to consider each proposed Reorganization on behalf of each Acquired Fund, subject to the approval by shareholders of the applicable Acquired Fund. The Board reviewed and evaluated such information as it deemed necessary to consider each Reorganization, including the information presented by LFI. The trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”) were assisted in their review of the information by independent legal counsel. In determining whether to approve the Reorganizations, the Board made inquiry into and considered, among others, the following factors, in no order of priority:

1.

the investment objective and principal investment strategies of the Acquiring Funds that would allow shareholders of the Acquired Funds to have a similar investment experience, at a similar cost, after each Reorganization;

2.	each Acquired Fund’s current net advisory fee rate and the Acquiring Fund’s proposed net advisory fee rate post-Reorganization;

9

3.	each Acquired Fund’s current net annual operating expense ratio and the Acquiring Fund’s expected net annual operating expense ratio post-Reorganization;

4.	LFI’s agreement to cap each Acquiring Fund’s expenses for at least two years following the closing of each Reorganization;

5.

the historical investment performance records of the Acquired Funds and certain investment strategies that will be used by the proposed portfolio managers in managing the Acquiring Funds following the Reorganizations;

6.	the reasonable prospects for garnering additional assets for the Acquiring Funds to achieve economies of scale post-Reorganization;

7.	the absence of any material differences in the rights of shareholders of the Funds;

8.	any direct or indirect benefits expected to be derived by LFI and its affiliates from each Reorganization;

9.	the expected tax-free nature of each Reorganization;

10.	the estimated legal, proxy, and portfolio transitioning costs in connection with each Reorganization and LFI’s representation that it will pay the costs of the Reorganization;

11.	LFI’s representation that each Reorganization will not result in any dilution of the shareholders of the Acquired Funds;

12.	the terms and conditions of the Agreement and Plan of Reorganization; and

13.	possible alternatives to each Reorganization, including liquidating or restructuring the Acquired Funds.

At the meeting, the Board, including a majority of the Independent Trustees, approved the Reorganizations after carefully considering the above factors and concluding that participation in each Reorganization is in the best interests of the Acquired Funds and that the interests of existing shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations.

OTHER IMPORTANT INFORMATION ABOUT THE REORGANIZATIONS

Comparison of Investment Objectives, Policies and Strategies

Each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives.

The Lincoln Inflation Plus Fund and the LVIP Schroders Inflation Plus Fund have identical principal investment strategies, and the Lincoln U.S. Equity Income Maximizer Fund and the LVIP Schroders U.S. Equity Income Maximizer Fund have materially the same principal investment strategies. In addition, Schroder Investment Management North America Inc., the sub-adviser to each Acquired Fund, will serve as sub-adviser to each Acquiring Fund following the Reorganizations.

For more information, please reference the following tables, which show the investment objectives and the principal investment strategies of the Funds. The Board may change the investment objective of a Fund without a vote of that Fund’s shareholders. For more detailed information about each Acquiring Fund’s investment objective and principal investment strategies, see Exhibit C.

	Acquired Fund	Acquiring Fund
	Lincoln Inflation Plus Fund	LVIP Schroders Inflation Plus Fund
Investment Objective

The investment objective of the Fund is to seek a total return that exceeds the rate of inflation over an economic cycle (generally, rolling three-to-five-year periods).

This objective is non-fundamental and may be changed without shareholder approval.

The investment objective of the Fund is to seek a total return that exceeds the rate of inflation over an economic cycle (generally, rolling three-to-five-year periods).

This objective is non-fundamental and may be changed without shareholder approval.

	Acquired Fund	Acquiring Fund
	Lincoln Inflation Plus Fund	LVIP Schroders Inflation Plus Fund
Principal Investment Strategies	Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for	Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for

10

Acquired Fund	Acquiring Fund
Lincoln Inflation Plus Fund	LVIP Schroders Inflation Plus Fund

the day-to-day management of the Fund’s assets.

The Fund seeks to provide a total return above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods) as measured by the United States Consumer Price Index after fees have been deducted.

The Fund is actively managed and will over time invest in a broad range of asset classes worldwide including bonds, emerging markets debt (including sovereign bonds), currencies, Commodity Instruments (as defined below), and equities, in any currency, either directly or indirectly through unaffiliated open-end investment funds (mutual funds) and ETFs (collectively, the “Underlying Funds”). The Fund may invest indirectly in commodities and other asset classes through derivatives or Underlying Funds. In general, SIMNA will select unaffiliated passively managed Underlying Funds that provide exposure to certain investments in accordance with the Fund’s investment strategy. Positions are determined on a market-by-market basis by SIMNA’s investment outlook, which is summarized in the form of a scorecard which covers all investable markets. This enables SIMNA to rank opportunities across fixed income, currencies, commodities as well as some equities and construct a diversified portfolio purely of investments that are forecast to generate inflation-beating returns. Each investable market is put into one of three tiers, based on the U.S. dollar aggregate open interest and volumes, meaning the more liquid the market the larger the position permitted.

The Fund may invest more than 50% of its assets in fixed and floating rate securities that have a below investment grade credit rating, as measured by Standard & Poor’s or any equivalent grade of other credit rating agencies (these securities are known as “junk bonds”). The Fund seeks to limit geographical concentration using a proprietary, liquidity-based ranking system when selecting non-U.S. fixed and floating rate securities.

The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a the day-to-day management of the Fund’s assets.

The Fund seeks to provide a total return above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods) as measured by the United States Consumer Price Index after fees have been deducted.

The Fund is actively managed and will over time invest in a broad range of asset classes worldwide including bonds, emerging markets debt (including sovereign bonds), currencies, Commodity Instruments (as defined below), and equities, in any currency, either directly or indirectly through unaffiliated open-end investment funds (mutual funds) and ETFs (collectively, the “Underlying Funds”). The Fund may invest indirectly in commodities and other asset classes through derivatives or Underlying Funds. In general, SIMNA will select unaffiliated passively managed Underlying Funds that provide exposure to certain investments in accordance with the Fund’s investment strategy. Positions are determined on a market-by-market basis by SIMNA’s investment outlook, which is summarized in the form of a scorecard which covers all investable markets. This enables SIMNA to rank opportunities across fixed income, currencies, commodities as well as some equities and construct a diversified portfolio purely of investments that are forecast to generate inflation-beating returns. Each investable market is put into one of three tiers, based on the U.S. dollar aggregate open interest and volumes, meaning the more liquid the market the larger the position permitted.

The Fund may invest more than 50% of its assets in fixed and floating rate securities that have a below investment grade credit rating, as measured by Standard & Poor’s or any equivalent grade of other credit rating agencies (these securities are known as “junk bonds”). The Fund seeks to limit geographical concentration using a proprietary, liquidity-based ranking system when selecting non-U.S. fixed and floating rate securities.

The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a

11

Acquired Fund	Acquiring Fund
Lincoln Inflation Plus Fund	LVIP Schroders Inflation Plus Fund

value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.

In selecting securities for the Fund, SIMNA integrates material environmental, social, and governance (“ESG”) analysis into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards, and corporate governance, among others, which it views as important in its assessment of an issuer’s risk and potential for profitability. SIMNA believes that this ESG assessment, which is integrated with more traditional methods, is an important consideration to understand the investment potential of a company (or an issuer).

The Fund’s investments in commodity futures contracts and other commodity linked instruments (collectively, “Commodities Instruments”) will be made through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Through its investment in the Subsidiary, the Fund will seek exposure to a range of commodity sectors from time to time including the energy, agriculture, and metals sectors.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.

value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.

In selecting securities for the Fund, SIMNA integrates material environmental, social, and governance (“ESG”) analysis into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards, and corporate governance, among others, which it views as important in its assessment of an issuer’s risk and potential for profitability. SIMNA believes that this ESG assessment, which is integrated with more traditional methods, is an important consideration to understand the investment potential of a company (or an issuer).

The Fund’s investments in commodity futures contracts and other commodity linked instruments (collectively, “Commodities Instruments”) will be made through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Through its investment in the Subsidiary, the Fund will seek exposure to a range of commodity sectors from time to time including the energy, agriculture, and metals sectors.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.

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	Acquired Fund	Acquiring Fund
	Lincoln U.S. Equity Income Maximizer Fund	LVIP Schroders U.S. Equity Income Maximizer Fund
Investment Objective	The investment objective of the Fund is to seek a high level of current income with long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.	The investment objective of the Fund is to seek a high level of current income with long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

	Acquired Fund	Acquiring Fund
	Lincoln U.S. Equity Income Maximizer Fund	LVIP Schroders U.S. Equity Income Maximizer Fund
Principal Investment Strategies

Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets.

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. companies. These are companies where the Country of Risk, as defined by Bloomberg’s Global Equity Indices Methodology, is the United States. The Country of Risk is a Bloomberg proprietary value, primarily driven by four factors: country of domicile, country of listing, country of largest revenue and reporting currency. The Fund tends to focus on equity and equity related securities (including stocks and index futures) of larger, well-established companies with market capitalizations similar to those companies that comprise the top 500 U.S. companies by market capitalization. The market capitalization range of the S&P 500® Index was $6.73 billion to $5.514 trillion as of September 30, 2026.

The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection, focus in one or more sectors of the market, though the Fund does not target any particular sector. The Fund is actively managed and invests in an index replication-style portfolio constructed from certain of the top 500 listed U.S. companies by market capitalization. The equity portfolio is constructed using an optimization process to provide exposure to the U.S. large cap market. This risk-based approach uses defined constraints (in this case, the number of holdings) and solves for the lowest available tracking error to the S&P 500 Index given this number of holdings.

The Fund may use derivatives with the aim of

Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets.

The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in equity and equity related securities of U.S. companies. Equity and equity-related securities are securities that represent an ownership interest, or the right to acquire an ownership interest, in an issuer, or that have equity-like characteristics. U.S. companies are companies where the Country of Risk, as defined by Bloomberg’s Global Equity Indices Methodology, is the United States. The Country of Risk is a Bloomberg proprietary value, primarily driven by four factors: country of domicile, country of listing, country of largest revenue and reporting currency. The Fund tends to focus on equity and equity related securities (including stocks and index futures) of larger, well-established companies with market capitalizations similar to those companies that comprise the top 500 U.S. companies by market capitalization. The market capitalization range of the S&P 500® Index was $6.73 billion to $5.514 trillion as of September 30, 2026.

The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection, focus in one or more sectors of the market, though the Fund does not target any particular sector. The Fund is actively managed and invests in an index replication-style portfolio constructed from certain of the top 500 listed U.S. companies by market capitalization. The equity portfolio is constructed using an optimization process to provide exposure to the U.S. large cap market. This risk-based approach uses defined constraints (in this

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Acquired Fund	Acquiring Fund
Lincoln U.S. Equity Income Maximizer Fund	LVIP Schroders U.S. Equity Income Maximizer Fund

achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.

The Fund receives income from dividends on equities in the portfolio and from the selective sale of short-dated covered call options on individual securities or portfolios of securities held by the Fund, by agreeing to strike prices above which potential capital growth is foregone in exchange for receiving upfront options premiums.

Selling call options may reduce participation in capital growth. In exchange for this, the Fund receives a premium income upfront. The reduction in participation means that when the stocks are rising, the Fund will generally underperform a similar, long only equity fund. As stocks fall, the Fund can benefit from the premium received from selling the call options. (The maximum outperformance in weak markets is limited to the aggregate option premium received.) Under certain circumstances, the Fund may also use index options as part of its income generation strategy.

The Fund may invest in long futures contracts, which may have the economic effect of creating leverage by creating additional investment exposure, as well as the potential for greater loss. “Leverage” means any method by which the Fund increases its investment exposure whether through the borrowing of cash or securities, or leverage embedded in derivative positions or by any other means.

case, the number of holdings) and solves for the lowest available tracking error to the S&P 500 Index given this number of holdings.

The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.

The Fund receives income from dividends on equities in the portfolio and from the selective sale of short-dated covered call options on individual securities or portfolios of securities held by the Fund, by agreeing to strike prices above which potential capital growth is foregone in exchange for receiving upfront options premiums.

Selling call options may reduce participation in capital growth. In exchange for this, the Fund receives a premium income upfront. The reduction in participation means that when the stocks are rising, the Fund will generally underperform a similar, long only equity fund. As stocks fall, the Fund can benefit from the premium received from selling the call options. (The maximum outperformance in weak markets is limited to the aggregate option premium received.) Under certain circumstances, the Fund may also use index options as part of its income generation strategy.

The Fund may invest in long futures contracts, which may have the economic effect of creating leverage by creating additional investment exposure, as well as the potential for greater loss. “Leverage” means any method by which the Fund increases its investment exposure whether through the borrowing of cash or securities, or leverage embedded in derivative positions or by any other means.

Comparison of Investment Advisers and Sub-Advisers

The below table identifies the investment advisers, sub-advisers and portfolio managers of each Acquired Fund and its corresponding Acquiring Fund. Lincoln Financial Investments Corporation and Schroder Investment Management North America Inc., the investment adviser and sub-adviser, respectively, for the Acquired Funds, will serve as investment adviser and sub-adviser for each Acquiring Fund after the Reorganizations. The portfolio managers for each Acquired Fund will serve as the portfolios managers for its corresponding Acquiring Fund.

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	Lincoln Inflation Plus Fund (Acquired Fund)	LVIP Schroders Inflation Plus Fund (Acquiring Fund)

Investment Adviser	Lincoln Financial Investments Corporation	Lincoln Financial Investments Corporation

Sub-Adviser	Schroder Investment Management North America Inc.	Schroder Investment Management North America Inc.

Portfolio Manager(s)	Oscar Agra, CFA, Inflation Plus Fund Manager and Quantitative Analyst; has managed the Acquired Fund since September 2024.	Oscar Agra, CFA, Inflation Plus Fund Manager and Quantitative Analyst.

	Abdallah Guezour, Head of Emerging Markets Debt, Commodities and Inflation Plus; has managed the Acquired Fund since September 2024.	Abdallah Guezour, Head of Emerging Markets Debt, Commodities and Inflation Plus.

	Malcolm Melville, Commodities and Inflation Plus Fund Manager and Sentiment and Chart Analyst; has managed the Acquired Fund since September 2024.	Malcolm Melville, Commodities and Inflation Plus Fund Manager and Sentiment and Chart Analyst.

	Lincoln U.S. Equity Income Maximizer Fund (Acquired Fund)	LVIP Schroders U.S. Equity Income Maximizer Fund (Acquiring Fund)

Investment Adviser	Lincoln Financial Investments Corporation	Lincoln Financial Investments Corporation

Sub-Adviser	Schroder Investment Management North America Inc.	Schroder Investment Management North America Inc.

Portfolio Manager(s)	Kaarthi Chandrasegaram, Fund Manager; has managed the Acquired Fund since September 2024.	Kaarthi Chandrasegaram, Fund Manager.

	Jeegar Jagani, CFA, Fund Manager; has managed the Acquired Fund since September 2024.	Jeegar Jagani, CFA, Fund Manager.

	Ghokhulan Manickavasagar, Fund Manager; has managed the Acquired Fund since September 2024.	Ghokhulan Manickavasagar, Fund Manager.

	Scott Thomson, Head of Structured Fund Management, Fund Manager, has managed the Acquired Fund since September 27, 2024.	Scott Thomson, Head of Structured Fund Management, Fund Manager.

The Adviser

LFI is the investment adviser to the Funds. Pursuant to investment management agreements, LFI manages the portfolio investments for each Acquired Fund, and would manage the portfolio investments for each Acquiring Fund upon the closing of the Reorganizations and reports to the Board and the LVIP Board. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation, a publicly-held insurance holding company organized under Indiana law which, through its subsidiaries, provides insurance and financial services nationwide. As of June 30, 2026, LFI had approximately $126.9 billion in assets under management.

The Funds employ a “manager of managers” structure, which means that LFI may delegate the management of some or all of the Funds’ investment portfolios to one or more sub-advisers. To use this structure, LFI has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Funds’ investment adviser – with the Board’s approval – to enter into and amend sub-advisory agreements for the Funds without shareholder approval, subject to certain conditions. In addition, the Funds’ investment adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The sub-advisers are paid by LFI from its management fee.

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A description of the Acquiring Funds’ portfolio managers is shown below. The Acquiring Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

The Acquiring Funds’ Sub-Adviser

Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY 10018, is a wholly owned indirect subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately $1.2 billion as of June 30, 2026.

Portfolio Managers – LVIP Schroders Inflation Plus Fund

Oscar Agra, CFA, is an Inflation Plus Fund Manager and Quantitative Analyst Emerging Market Debt & Commodities (London). He is also responsible for quantitative analysis across the whole EMD TR group and his investment career commenced in 2010 when he joined the EMD & Commodities team as a Quantitative Analyst. He joined the firm in 2010 on the EMD & Commodities team as a Quantitative Analyst. Agra holds an MS in computer science from King’s College London and is a CFA charterholder.

Abdallah Guezour is the Head of Emerging Markets Debt, Commodities and Inflation Plus. He oversees the EMD and Commodities portfolio managers and strategists. Guezour joined the firm in 2000 as a fund manager for Emerging Markets Debt Total Return products. Abdallah was initially responsible for covering Asian markets and for establishing the quantitative analysis framework for all EM fixed income assets and currencies. He developed the EMD team’s sovereign risk and valuation models and has contributed to the adoption and to the enhancements of the EMD investment process. Guezour holds a BA in management and finance from Tours Business School (France).

Malcolm Melville is a Commodities and Inflation Plus Fund Co-Manager and Sentiment and Chart Analyst. He is also co-fund manager of the Schroder AS Commodity fund, Schroder AS Commodity TR, Schroder ISF Commodity, Commodity TR LP and Schroder ISF Inflation Plus. Melville joined the firm in 2010 and is also responsible for chart and sentiment analysis across the whole EMD TR and Commodities group. He holds a degree in marketing from Newcastle Upon Tyne University.

Portfolio Managers – LVIP Schroders U.S. Equity Income Maximizer Fund

Kaarthi Chandrasegaram is a Fund Manager. He has managed the Maximizer funds since 2022, having joined the Structured Fund Management team in 2019. Chandrasegaram joined the firm as a Trade Processing Specialist in 2016. During his three years on this team, he specialized in OTC derivative electronic and paper confirmations. Chandrasegaram holds a BSc in economics from City, University of London.

Jeegar Jagani, CFA, is a Fund Manager on the Structured Fund Management team. He has managed the Maximizer funds since joining the Structured Fund Management team in January 2012. Jagani joined Schroders’ Portfolio Solutions team in 2008 as a fund management assistant and Fund Manager in February 2009. He holds a BS in mathematics and computer science from the University of Surrey and is a CFA charterholder.

Ghokhulan Manickavasagar is a Fund Manager on the Structured Fund Management team. He has managed the Maximizer funds since joining Structured Fund Management in August 2017. Manickavasagar’s investment career commenced in 2003 when he joined Schroders’ Service Management Unit. He holds an MS in information technology from Queen Mary, University of London and BSc in biochemistry from Queen Mary, University of London.

Scott Thomson is the Head of Structured Fund Management and a Fund Manager. He has managed the Maximizer funds since joining the Structured Fund Management team in 2009. Thomson joined Schroders in 1997, managing the deal implementation team and becoming a junior fund manager on the EAFE team. He joined the Investment Process Resource Unit, a quantitative fund management team, in 2004 as assistant fund manager on an absolute return and an international 130/30 equity fund. Thomson holds a BA in applied economics from the University of Abertay, Dundee.

A discussion regarding the basis for the Board’s approval of the Acquired Funds’ investment advisory and sub-advisory contracts is available in the Acquired Funds’ Form N-CSRS for the period ended January 31, 2025.

A discussion regarding the basis for the LVIP Board’s approval of the Acquiring Funds’ investment advisory and sub-advisory contracts will be available in the Acquiring Funds’ Form N-CSR for the period ended December 31, 2026.

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Management and Administrative Fees

For its management services to each Acquired Fund and Acquiring Fund, LFI is entitled to an advisory fee (as a percentage of average daily net assets) of 0.85% of assets under management per annum.

Lincoln Life serves as the Administrator of the LVIP Trust. The series of the LVIP Trust, including the Acquiring Funds, are all subject to administration fees. The administrative services provided to the LVIP Trust by Lincoln Life include, among others, coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Acquiring Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. As Administrator of the LVIP Trust, Lincoln Life also provides Contract Owner services, such as responding to operational inquiries from Contract Owners about accounts and the Acquiring Funds; processing purchase and redemption orders with the Acquiring Funds’ transfer agent; providing Contract Owners with automatic investment services; providing periodic account information to Contract Owners; interfacing between the Acquiring Funds’ transfer agent and Contract Owner activity systems; providing subaccounting with respect to Acquiring Fund shares; and forwarding communications from the Acquiring Funds to Contract Owners. The LVIP Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services, and pays a fee to Lincoln Life for Contract Owner services. As Administrator to the LVIP Trust, Lincoln Life will receive additional fees following the Reorganizations.

Expense Limitation Agreement

LFI has entered into an expense limitation agreement with the LVIP Trust which will continue at least through [November 20], 2028. Pursuant to that agreement, LFI has generally agreed in respect of certain LVIP Funds, including the Acquiring Funds, that, to the extent that the ordinary operating expenses incurred by such an Acquiring Fund in any fiscal year, including without limitation the advisory fee payable to LFI and amounts payable pursuant to the LVIP Trust’s distribution and service plan adopted pursuant to Rule 12b-1 (as described in greater detail below under “Description of the Securities to be Issued”), but excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses (including litigation expenses) not incurred in the ordinary course of such Acquiring Fund’s business, exceed a stated operating expense limit (expressed as a percentage of the average daily net assets of such Acquiring Fund), such excess amount shall be the liability of LFI.

With respect to the Acquiring Funds, LFI has contractually agreed to an expense limitation for two years from the closing date of the Reorganizations as necessary to ensure that the total expense ratio for each Acquiring Fund, excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses (AFFE), other expenses attributable to, and incurred as a result of, an Acquiring Fund’s investments, and extraordinary expenses (including litigation expenses) not incurred in the ordinary course of such Acquiring Fund’s business, does not exceed 1.10% of average daily net assets for Standard Class and 1.35% of average daily net assets for Service Class of the LVIP Schroders Inflation Plus Fund, and 1.07% of average daily net assets for Standard Class and 1.32% of average daily net assets for Service Class of the LVIP Schroders U.S. Equity Income Maximizer Fund. Operating expenses for the Acquiring Funds may increase after two years if this expense limitation is not renewed.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of choosing to invest in each Fund. As of the date of this Proxy Statement/Prospectus, the Acquiring Funds have not commenced operations. Therefore, the Acquiring Funds have no calendar year performance information. Each Acquiring Fund will adopt the performance history of its corresponding Acquired Fund at the closing of the applicable Reorganization. The information shows how each Acquired Fund’s Class I shares investment results have varied from year to year and how the average annual total returns of each Acquired Fund’s Class I and Class A shares through December 31, 2025 compare with those of a broad measure of market performance. Past performance is not an indication of future performance. Each Acquired Fund’s past performance is not necessarily an indication of how its corresponding Acquiring Fund will perform in the future.

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Lincoln Inflation Plus Fund –

Class I Performance as of December 31, 2025

The year-to-date return of the Fund was 10.74% as of June 30, 2026.

During the periods shown in the above chart, the Lincoln Inflation Plus Fund’s highest return for a quarter occurred in the third quarter of 2025 at 6.26%. The Lincoln Inflation Plus Fund’s lowest return for a quarter occurred in the second quarter of 2025 at 1.87%.

	1 year	Since Inception	Inception Date
Lincoln Inflation Plus Fund – Class I	18.32%	10.63%	10/1/2024
Lincoln Inflation Plus Fund – Class A	18.03%	10.35%	10/1/2024
Morningstar Global Core Bond GR USD (reflects no deductions for fees, expenses or taxes)	7.82%	1.85%

Lincoln U.S. Equity Income Maximizer Fund–

Class I Performance as of December 31, 2025

The year-to-date return of the Fund was 7.63% as of June 30, 2026.

During the periods shown in the above chart, the Lincoln U.S. Equity Income Maximizer Fund’s highest return for a quarter occurred in the second quarter of 2025 at 10.55%. The Lincoln U.S. Equity Income Maximizer Fund’s lowest return for a quarter occurred in the first quarter of 2025 at (4.75%).

	1 year	Since Inception	Inception Date
Lincoln U.S. Equity Income Maximizer Fund–Class I	17.36%	15.89%	10/1/2024
Lincoln U.S. Equity Income Maximizer Fund–Class A	17.06%	15.60%	10/1/2024
Morningstar US Market TR USD (reflects no deductions for fees, expenses or taxes)	17.35%	15.95%

Each Acquiring Fund is a newly organized fund that will commence operations upon consummation of the corresponding proposed Reorganization, and therefore, has no performance history. As accounting successor to the corresponding Acquired Fund, the Acquiring Fund will assume such Acquired Fund’s historical performance after the consummation of the Reorganization.

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Share Classes and Distribution Arrangements

The Acquired Funds each offer Class I and Class A shares. Under a Distribution and Servicing Plan adopted pursuant to Rule 12b-1 under the 1940 Act (“LFT Plan”), Class A shares of the Acquired Funds pay annual amounts not exceeding 0.25% of the average daily net assets of the Class A shares of each Acquired Fund. Each Acquired Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Class A shares for activities primarily intended to sell and/or service Class A shares. The Acquired Funds pay fees to LFD on an ongoing basis as compensation for the services LFD renders and the expenses LFD bears in connection with the sale and distribution of Acquired Fund shares (“distribution fees”) and/or in connection with personal services rendered to Acquired Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). The fees may be used to pay LFD for distribution services and sales support services provided in connection with Class A shares. The fees also may be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. Shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Acquired Funds’ shares. The 12b-1 fee may be increased by the Board up to the maximum allowed by the LFT Plan, without shareholder approval, in accordance with the LFT Plan’s terms. These fees are paid out of the Class A assets on an ongoing basis, and over time will increase the cost of your investment. Class I shares of the Acquired Funds have lower annual expenses, and higher dividends, than Class A shares because of no distribution (Rule 12b-1) fees.

The Acquiring Funds will each offer Standard Class and Service Class shares. These two classes are identical except that the Service Class shares are subject to a distribution (Rule 12b-1) fee (as disclosed in the “Comparison of Fees and Expenses” tables and described below in “Description of the Securities to Be Issued”), which has been adopted pursuant to a distribution and service plan (the “LVIP Plan”) and each share class is subject to its own administrative fee schedule. Under the LVIP Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of each Acquiring Fund. Each Acquiring Fund is expected to offer shares to insurance companies for allocation to certain variable annuity contracts and variable life insurance policies (the “Variable Accounts”). Each Acquiring Fund will pay its principal underwriter, LFD, out of the assets of its Service Class, for activities primarily intended to sell Service Class shares or Variable Accounts offering Service Class shares. LFD will pay third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the LVIP Board up to the maximum allowed by the LVIP Plan, without shareholder approval, in accordance with the LVIP Plan’s terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges. Under the LVIP Plan, the Service Class shares of the Acquiring Funds may pay a higher distribution fee than the Class A shares of the Acquired Funds.

LFI and its affiliates, including LFD, and/or a Fund’s sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or, with respect to the Acquiring Funds, insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund’s net asset value, or the price of its shares, as such payments are not made from Fund assets. For more information, please see the SAI.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of an Acquired Fund through a broker-dealer or other financial intermediary (such as a bank or financial professional), the Acquired Fund and its related companies may pay the intermediary for the sale of Acquired Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Acquired Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Shares of the Acquiring Funds will be available only through the purchase of Variable Accounts issued by certain life insurance companies. Parties related to an Acquiring Fund (such as an Acquiring Fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Acquiring Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include an Acquiring Fund as an investment option in its Variable Accounts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of Variable Accounts that offer Acquiring Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend Variable Accounts that offer Acquiring Fund shares. The prospectus or other disclosure documents for the Variable Accounts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

Pricing of Fund Shares

Each Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). A Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding. An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Fund Assets Other Than Underlying Funds. Each Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”

In certain circumstances, the Funds’ adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance. Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If a Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.

Underlying Fund Assets. If a Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.

Purchase and Sale of Fund Shares

Acquired Funds

Shares of an Acquired Fund may be purchased through your financial professional or through the Acquired Funds’ Transfer Agent at 800-215-6280 and obtaining an account application. All shares of each Acquired Fund will be exchanged for shares of the corresponding Acquired Fund at the closing of the applicable Reorganization.

Your financial professional can handle all the details of purchasing shares, including opening an account. Your financial professional may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an Acquired Fund’s transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day’s closing share price, which is based on the Acquired Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. The Acquired Funds reserve the right to reject any purchase order.

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Each Acquired Fund sells its shares at the offering price, which is the NAV.

If you participate in an employer-sponsored retirement plan that offers an Acquired Fund, please consult your employer for information on how to purchase shares of the Acquired Fund through the plan, including any restrictions or limitations that may apply.

Federal law requires mutual funds to obtain, verify, and record information that identifies investors opening new accounts. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations, and partnerships must also provide additional identifying documentation. For trusts, the Acquired Funds must obtain and verify identifying information for each trustee listed in the account registration. For certain legal entities, the Acquired Funds must also obtain and verify identifying information regarding beneficial owners and/or control persons. The Acquired Funds are unable to accept new accounts if any required information is not provided. If identifying information cannot be verified after opening your account, the Acquired Funds reserve the right to close your account at the then-current NAV, which may be more or less than your original investment. We may share identifying information with third parties for the purpose of verification subject to the terms of the Acquired Funds’ privacy policy.

Also, an Acquired Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Acquired Fund determines that doing so would be in the best interest of the Fund and its shareholders.

You may redeem your shares by mail by writing to:

Lincoln Funds Trust

P.O. Box 182801

Columbus, OH 43218-2801

All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Your financial professional can handle all the details of redeeming your shares (selling them back to the Fund). Your financial professional may charge a separate fee for this service.

When you send Lincoln a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If your request is received after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. Lincoln will send you a check, normally the next business day, but no later than seven days after Lincoln receives your request to sell your shares. If you purchased your shares by check, Lincoln will wait until your check has cleared, which can take up to 15 days, before Lincoln sends your redemption proceeds.

Each Acquired Fund sells and redeems its shares at the NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than original cost. Each Acquired Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, an Acquired Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

Each Acquired Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Acquiring Funds

Shares of the series of the LVIP Trust, including the Acquiring Funds, once operational, are available as underlying investment options for variable life insurance and variable annuity products issued by Lincoln Life and Lincoln New York, and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding each Acquiring Fund’s shares. You do not buy, sell or exchange Acquiring Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem

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Fund shares according to the investment options you choose. Acquiring Fund shares also may be available for investment by certain funds of the LVIP Trust.

An Acquiring Fund will sell and redeem its shares, without charge, at their NAV next determined after the Acquiring Fund or its agent receives a purchase or redemption request. The value of Acquiring Fund shares redeemed may be more or less than original cost. An Acquiring Fund will normally pay for shares redeemed within seven days after the Acquiring Fund receives the redemption request. However, an Acquiring Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Acquiring Fund’s disposal of investment securities, or determination of NAV, is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Acquiring Fund shareholders.

Each Acquiring Fund typically expects to pay redemption proceeds using holdings of cash in the Acquiring Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Acquiring Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Acquiring Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Tax Information

Acquired Funds

The Acquired Funds’ distributions, if any, are generally taxable and may be taxed as ordinary income or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Acquiring Funds

In general, assuming that the Variable Contracts qualify as variable contracts under section 817(d) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the insurance companies and the Acquiring Funds are properly structured under the insurance company provisions of the Code, Contract Owners will be taxed only on Acquiring Fund amounts they withdraw from their Variable Accounts. Contract Owners should consult the prospectus for their Variable Contract for more information on the federal income tax consequences to them regarding their indirect investment in an Acquiring Fund. Contract Owners also may wish to consult with their own tax advisors as to the tax consequences of investments in Variable Contracts and an Acquiring Fund, including application of state and local taxes.

Market Timing

All Funds

Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect a Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio, and increase a Fund’s brokerage and administrative costs. As a result, the Funds strongly discourage such trading activity. To protect the Funds and their shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). A Board may revise the Market Timing Procedures at any time and without prior notice.

Investors may seek to exploit delays between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. Each Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of a Fund’s portfolio securities.

Each Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Each Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of a Fund or LFI, the transaction may adversely affect a Fund or its shareholders.

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that a Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.

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A Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Funds also reserve the right to implement and administer redemption fees in the future.

Acquiring Funds

In addition to the Market Timing Procedures described above, each series of the LVIP Trust has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing, and it is expected that the Acquiring Funds will enter into such agreements. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding Contract Owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.

Each Acquiring Fund also may rely on frequent trading policies established by such insurance companies. If an Acquiring Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Distribution Policy and Federal Tax Consequences

Acquiring Funds

Each Acquiring Fund intends to qualify as a regulated investment company under the Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year an Acquiring Fund earns income or gains. Each Acquiring Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

Since individual Contract Owners will generally not be treated as shareholders of the Acquiring Funds, no discussion is included regarding the federal income tax consequences at the Contract Owner level. In general, assuming that the Variable Contracts qualify as variable contracts under section 817(d) of the Code and that the insurance companies and the Acquiring Funds are properly structured under the insurance company provisions of the Code, Contract Owners will be taxed only on Acquiring Fund amounts they withdraw from their Variable Accounts. See the prospectus for your Variable Contract for further federal income tax information.

Acquired Funds

The Acquired Funds intend to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Acquired Funds generally pay no federal income tax on the income and gains they distribute to you. The Acquired Funds expect to declare dividends at least semi-annually and distribute all of their net investment income, if any, to shareholders as dividends at least semi-annually. The Acquired Funds will distribute net realized capital gains, if any, at least annually, usually in December. The Acquired Funds may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Acquired Fund. The amount of any distribution will vary, and there is no guarantee an Acquired Fund will pay either an income dividend or a capital gains distribution. Lincoln automatically reinvests all dividends and any capital gains, unless you direct us to do otherwise.

Comparison of Business Structures, Shareholder Rights, and Applicable Law

Acquiring Funds

Each Acquiring Fund is a series of the LVIP Trust, a Delaware statutory trust. The LVIP Trust is an open-end management investment company. The LVIP Trust’s Board is responsible for the overall management of the LVIP Trust and each of its series (the “funds”). The LVIP Trust issues shares of beneficial interest that are currently divided among 114 distinct funds.

The operations of each Acquiring Fund are governed by the LVIP Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws, each as amended. The operations of each Acquiring Fund are also governed by applicable Delaware law and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder.

Acquired Funds

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Each Acquired Fund is a series of the Trust, a Delaware statutory trust. The Trust is an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and each of its series (the “funds”). The Trust issues shares of beneficial interest that are currently divided among 2 distinct funds (the Acquired Funds).

The operations of each Acquired Fund are governed by the Trust’s Agreement and Declaration of Trust and By-Laws. The operations of each Acquired Fund are also governed by applicable Delaware law and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder.

Fiscal Year

The Acquired Funds’ fiscal year end is July 31. Following the Reorganizations, the Acquiring Funds’ fiscal year end will change to December 31.

Material Differences in the Rights of Fund Shareholders

The below table summarizes certain provisions of the Declaration of Trust and By-Laws of each Fund, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information, which for the Acquiring Fund is the Statement of Additional Information relating to this Proxy Statement/Prospectus, and each Fund’s governing documents, which are on file with the SEC.

	Acquired Fund	Acquiring Fund
Voting Rights

Shareholders shall have power to vote only (i) for the election or removal of Trustees, including the filling of any vacancies in the Board of Trustees; (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, this Declaration of Trust, the By-Laws, or any Registration Statement of the Trust filed with the Commission or any successor agency; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable. The Shareholder of record of each whole Share shall be entitled to one vote for each full Share as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter. Shares may be voted in person or by proxy.

A proxy may be given by any means acceptable under applicable law, including by an electronic or telecommunications device if so authorized by the Trustees. Notwithstanding anything else contained herein or in the By-laws, in the event a proposal by anyone other than the officers or Trustees of the Trust is submitted to a vote of the Shareholders of one or more Series or Classes thereof or of the Trust, or in the event of any proxy context or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees of the Trust, Shares may be voted only by written proxy or in person at a meeting. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action

Identical.

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required by law, this Declaration of Trust or the By-laws to be taken by the Shareholders, Meetings of the Shareholders shall be called and notice thereof and record dates therefore shall be given and set as provided in the By-laws.

Shareholder Quorum	Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the Shares present in person or represented by proxy and entitled to vote at a Shareholders’ meeting shall constitute a quorum at such meeting. When any one or more Series or Classes is required to vote as a single Series (or Class) separate from any other Shares, thirty-three and one-third percent (33-1/3%) of the Shares of each such Series or Class present in person or represented by proxy and entitled to vote shall constitute a quorum at a Shareholders’ meeting of such Series or Class.	Identical.

Election of Trustees	Except when a larger vote is required by any provision of this Declaration of Trust or the By-laws or by applicable law, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust requires, or the Trustees of the Trust, in their sole discretion determine, that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Shares of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.	Identical.

Removal of Trustees	Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.	Identical.
Approval of a Merger or Consolidation	Pursuant to an agreement of merger or consolidation, the Trust, or any one or more Series, may, by act of a majority of the Board of Trustees, merge or consolidate with or into one or more statutory trusts or other business entities formed or organized or existing under the laws of the State of Delaware or any other state or the United States or any foreign country or other foreign jurisdiction. Any such merger or consolidation shall not require the vote of the Shareholders affected thereby, unless such vote is required by the 1940 Act, or unless such merger or consolidation would result in an amendment of this Declaration of Trust which would otherwise require the approval of such Shareholders. In accordance with Section 3815(f) of the DSTA, an agreement of merger or consolidation may effect any amendment to this Declaration of Trust or the By-Laws or effect the adoption of a new declaration of trust or by-laws of the Trust if the Trust is the surviving or	Identical.

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resulting statutory trust. Upon completion of the merger or consolidation, the Trustees shall file a certificate of merger or consolidation in accordance with Section 3810 of the DSTA.

Special Meetings of Shareholders	There shall be no annual meetings of shareholders except as required by law. Special meetings of the shareholders of the Trust of any series or class may be called at any time by the Board of Trustees or by the president or the secretary for the purpose of taking action upon any matter requiring the vote or authority of the shareholders of the Trust or of any series or class as herein provided or provided in the Declaration of Trust or upon any other matter as to which such vote or authority is deemed by the Board of Trustees or the president to be necessary or desirable. Meetings of the shareholders of the Trust or of any series or class may be called for any purpose deemed necessary or desirable upon the written request of the shareholders holding at least ten percent (10%) of the outstanding shares of the Trust entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders. If the secretary fails for more than thirty (30) days to call a special meeting, the Board of Trustees or the shareholders requesting such a meeting may, in the name of the secretary, call the meeting by giving the required notice. If the meeting is a meeting of shareholders of any series or class, but not a meeting of all shareholders of the Trust, then only a special meeting of shareholders of such series or class need be called and, in such case, only shareholders of such series or class shall be entitled to notice of and to vote at such meeting.	There shall be no annual meetings of shareholders except as required by law. A special meetings of the shareholders of the Trust or any series or class may be called at any time by the Board of Trustees or by the president or the secretary for the purpose of taking action upon any matter requiring the vote or authority of the shareholders of the Trust or of any series or class as herein provided, provided for in the Declaration of Trust, as required by the Investment Company Act of 1940 (“1940 Act”), as amended, or upon any other matter as to which such vote or authority is deemed by the Board of Trustees or the president to be necessary or desirable. A special meeting may also be called upon the written request of the shareholders holding at least ten percent (10%) of the outstanding shares of the Trust entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders. If the secretary fails for more than thirty (30) days to call a special meeting, the Board of Trustees or the shareholders requesting such a meeting may, in the name of the secretary, call the meeting by giving the required notice. If the meeting is a meeting of shareholders of any series or class, but not a meeting of all shareholders of the Trust, then only a special meeting of shareholders of such series or class need be called and, in such case, only shareholders of such series or class shall be entitled to notice of and to vote at such meeting.

Trustee Quorum	One-third (33-1/3%) of the authorized number of Trustees shall constitute a quorum for the transaction of business, except to adjourn as provided in Section 9 of this Article III. Every act or decision done or made by a majority of the Trustees present at a meeting duly held at which a quorum is present shall be regarded as the act of the Board of Trustees, subject to the provisions of the Declaration of Trust. A meeting at which a quorum is initially present may continue to transact business notwithstanding the departure of Trustees if any action taken is approved by at least a majority of the required quorum for that meeting.	A majority of the authorized number of trustees shall constitute a quorum for the transaction of business, except to adjourn as provided in Section 9 of this Article III. Every act or decision done or made by a majority of the trustees present at a meeting duly held at which a quorum is present shall be regarded as the act of the Board of Trustees, subject to the provisions of the Declaration of Trust. A meeting at which a quorum is initially present may continue to transact business notwithstanding the departure of trustees if any action taken is approved by at least a majority of the required quorum for that meeting.

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Description of the Securities to be Issued

The shareholders of each Acquired Fund will receive shares of its corresponding Acquiring Fund in accordance with the procedures provided for in the Agreement and Plan of Reorganization. Each such share when issued and delivered as contemplated by this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization, a form of which is attached as Exhibit A to this Proxy Statement/Prospectus, against payment therefor of the consideration therein described, will be validly issued, fully paid and non-assessable by the LVIP Trust when issued and will have no preemptive or conversion rights. The Trustees may, however, cause shareholders, or each shareholder of any particular series, to pay directly, in advance or arrears, expenses of the Trust in an amount fixed from time to time by the Board, by setting off such expenses due from such shareholder from declared but unpaid dividends or distributions owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such expenses due from such shareholder, provided that the direct payment of such expenses by shareholders is permitted under applicable law.

Each Acquiring Fund is a series of the LVIP Trust. The LVIP Trust may issue an unlimited number of authorized shares of beneficial interest, with no par value. The Declaration of Trust authorizes the LVIP Board to issue shares in different series and classes. In addition, the Declaration of Trust authorizes the LVIP Board to create new series and to name the rights and preferences of the shareholders of each series. The LVIP Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences.

The LVIP Trust currently offers Standard Class, Standard Class II and Service Class shares. However, each Acquiring Fund is currently expected to offer only Standard Class and Service Class shares. The LVIP Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Service Class shares of the Acquiring Funds. Pursuant to this plan, the Acquiring Funds will pay their principal underwriter, LFD, out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or Variable Accounts offering Service Class shares. The maximum distribution and/or service (12b-1) fee for the Acquiring Funds’ Service Class shares is equal to an annual rate of 0.35% of the average daily net assets attributable to such share class. As with the 12b-1 fees paid by Class A shares of the Acquired Funds, these distribution/service fees are paid out of the Acquiring Funds’ Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

Material Federal Income Tax Consequences of the Reorganizations

The following is a general summary of some of the important federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account or qualified retirement plan.

Each of the Reorganizations is conditioned upon the receipt by the Acquired Fund and its corresponding Acquiring Fund of an opinion from Dechert LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the Acquired Fund and the Acquiring Fund and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Agreement and Plan of Reorganization, for federal income tax purposes:

(i) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as set forth in the Agreement, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption of all of the liabilities of the Acquired Fund, as set forth in the Agreement, except for: (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

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(iii) Shareholders of the Acquired Fund will not recognize gain or loss on the receipt of the Acquiring Fund shares solely in exchange for the Acquired Fund shares pursuant to the Reorganization.

(iv) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund shares received by the Acquired Fund in the Reorganization.

(v) The aggregate tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(vi) The holding period of the Acquiring Fund shares received by each Acquired Fund shareholder pursuant to the Reorganization will include the holding period of the Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held the Acquired Fund shares as capital assets at the time of the Reorganization.

(vii) The Acquiring Fund will not recognize gain or loss upon the receipt of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as set forth in the Agreement.

(viii) The tax basis of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquiring Fund on the transfer.

(ix) The holding period of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized, will include the Acquired Fund’s holding for such asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset).

(x) The taxable year of the Acquired Fund will not end as a result of the Reorganization.

Each opinion will be based on certain factual certifications made by officers of the applicable Acquired Fund and corresponding Acquiring Fund and will also be based on customary assumptions. No tax ruling has been or will be received from the IRS in connection with the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The tax year of each Acquired Fund is expected to continue with its corresponding Acquiring Fund, and capital gains, if any, resulting from securities sales or portfolio turnover, if any, prior to the Reorganizations will be carried over to the corresponding Acquiring Fund unless distributed prior to the Reorganizations. If a Reorganization were to end the tax year of the respective Acquired Fund (which is not the intended or expected plan as of the date of this Proxy Statement/Prospectus), it would accelerate distributions to shareholders from the Acquired Fund for its short tax year ending on the closing date of the Reorganization. Such distributions would be taxable and would include any capital gains resulting from securities sales or portfolio turnover, if any, prior to the Reorganization. If determined necessary by the Funds, each Acquired Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganizations. Following the Reorganizations, the Acquiring Funds’ fiscal year end will change to December 31.

Each Acquiring Fund intends to qualify for taxation as a regulated investment company under sections 851 and 852 of the Code. As long as each Acquiring Fund so qualifies, it will not be subject to federal income tax on the earnings that it distributes to its shareholders. Each Acquiring Fund also intends to comply with section 817(h) of the Code and the Treasury Regulations promulgated thereunder that apply to certain investment companies underlying variable contracts. Accordingly, each Acquiring Fund will take all steps necessary after the closing date of the Reorganizations to (i) qualify for taxation as a regulated investment company under sections 851 and 852 of the Code, (ii) be treated as an investment company to which section 1.817-5(f) of the Treasury Regulations applies, (iii) satisfy the diversification requirements of section 817(h) of the Code and the applicable Treasury Regulations thereunder, and (iv) with respect to the ownership of shares in and access to the Acquiring Fund, satisfy the requirements and limitations that

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apply to Variable Contracts for federal income tax purposes under the investor control doctrine, as described below, and the requirements and limitations specifically set forth in section 1.817-5(f) of the Treasury Regulations.

In order to comply with the diversification requirements under section 817(h) of the Code, each Acquiring Fund would be required, following the Reorganizations, to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. In addition, in order for the variable accounts to be able to “look through” to the Acquiring Fund’s assets for purposes of the diversification requirements in section 817(h), each Acquiring Fund would be required, following the Reorganizations, to limit its ownership of its shares to separate accounts established and maintained by insurance companies for the purpose of Variable Contracts and to certain other permissible categories of investors identified in section 1.817-5(f)(3) of the Treasury Regulations, including certain qualified pension and retirement plans.

Failure by an Acquiring Fund to both qualify as a regulated investment company and satisfy the section 817(h) diversification requirements or the look-through rule provided under section 817(h) and the applicable Treasury Regulations would generally cause Variable Contracts that include the Acquiring Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the Variable Contracts. Failure by an Acquiring Fund to qualify as a regulated investment company would also subject the Acquiring Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Furthermore, in order for a Variable Contract to qualify for tax deferral, assets in the variable accounts supporting the Variable Contract must be considered to be owned by the insurance company and not by the Contract Owner. Under current federal income tax law, if a Contract Owner has excessive control over the investments made by a variable account, or the underlying Acquiring Fund, the Contract Owner would be treated as the owner of the Acquiring Fund shares and the Variable Contracts invested in the Acquiring Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the Variable Contracts would be taxed currently to the Contract Owners, and income and gain would remain subject to taxation as ordinary income thereafter. Accordingly, each Acquiring Fund would be required, following the Reorganizations, to satisfy the investor control requirements and limitations that apply to Variable Contracts for federal income tax purposes.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the variable contract or the relationship between the variable contract and an insurance company separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the variable contract offers access to funds that are available to the general public, the number of transfers that a variable contract owner may make from one investment option to another, and the degree to which a variable contract owner may select or control particular investments. The second way that impermissible investor control might exist concerns a variable contract owner’s actions. Under various IRS pronouncements, a variable contract owner may not select or control particular investments, other than choosing among broad investment choices, such as selecting a particular underlying fund. A variable contract owner may not select or direct the purchase or sale of a particular investment of an underlying fund. All investment decisions concerning an underlying fund must be made by the adviser (and/or sub-adviser, if applicable) for such underlying fund, in its sole and absolute discretion, and not by the variable contract owner. Furthermore, under these IRS pronouncements, a variable contract owner may not communicate directly or indirectly with such adviser (and/or sub-adviser, if applicable) or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by an underlying fund.

The above discussion only addresses some of the factors that the IRS considers in determining whether a variable contract owner has an impermissible level of investor control over an insurance company separate account. Contract Owners should consult the insurance companies issuing their Variable Contracts and their own tax advisors, as well as the prospectus for their Variable Contract, for further information concerning this investor control issue. Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict a Contract Owner’s actions or features of the Variable Contract. Such guidance could be applied retroactively.

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The foregoing description of the federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to federal income tax laws.

Tax Capital Loss Carryforwards

Federal income tax law generally permits a regulated investment company to carry forward indefinitely net capital losses from any taxable year to offset its capital gains. By reason of the Reorganizations, each Acquiring Fund will succeed to and take into account the applicable Acquired Fund’s capital loss carryforwards. Each Reorganization is not expected to independently result in limitations on the Acquiring Fund’s ability to use the Acquired Fund’s capital loss carryforwards. However, the capital losses of an Acquiring Fund, as the successor in interest to its corresponding Acquired Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization. The ability of each Acquiring Fund to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

Security Ownership of Certain Beneficial Owners

As of the Record Date, Lincoln Life, an Indiana corporation, owned 50.40% of the Lincoln Inflation Plus Fund’s total shares, 100.00% of the Fund’s Class A shares and 1.77% of the Fund’s Class I shares, and 49.70% of the Lincoln U.S. Equity Income Maximizer Fund’s total shares, 100.00% of the Fund’s Class A shares and 1.19% of the Fund’s Class I shares. Lincoln Life is a wholly owned subsidiary of Lincoln National Corporation.

As of the Record Date, Schroder U.S. Holdings Inc., a Delaware corporation, owned 49.60% of the Lincoln Inflation Plus Fund’s total shares and 98.23% of the Fund’s Class I shares, and 50.30% of the Lincoln U.S. Equity Income Maximizer Fund’s total shares and 98.81% of the Fund’s Class I shares.

The Seed Investors hold more than 25% of an Acquired Fund’s shares and therefore may be considered “controlling persons” of the Acquired Fund under the 1940 Act. A shareholder owning of record or beneficially more than 25% of an Acquired Fund’s outstanding shares could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. The Seed Investors have confirmed their intention to vote in favor of the proposals. Accordingly, it is expected that the proposals will be approved by shareholders.

As of the Record Date, the trustees and officers of the Acquired Funds as a group owned less than 1% of the total outstanding shares of each Acquired Fund.

As of the date of this Proxy Statement/Prospectus, the Acquiring Funds have no shareholders.

Potential Benefits of the Reorganization to LFI and its Affiliates

LFI may realize benefits in connection with the Reorganization. For example, the anticipated profitability from the fees payable to LFI and its affiliates in connection with the Acquiring Funds following the Reorganizations is anticipated to be higher than the profits derived from the fees paid by the Acquired Funds. This could have a positive impact on Lincoln Life’s profitability and/or financial position.

CAPITALIZATION

The following tables set forth, for the Reorganizations, the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of each Acquiring Fund after it has combined with the corresponding Acquired Fund. Pro forma adjustments reflect changes in share amounts due to the Funds’ differing net asset values per share. The following tables are as of September 15, 2026, and assume that the Reorganizations have taken place as of that date. The capitalizations will be different on the Closing Date based on various factors, such as daily Fund share purchase, redemption, and market activity.

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LINCOLN INFLATION PLUS FUND LVIP SCHRODERS INFLATION PLUS FUND
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments	Acquiring Fund (pro forma)
Net Assets
Class I of Acquired Fund (reorganizing into Standard Class of the Acquiring Fund)	$6,761,501	$—	$—	$6,761,501
Class A of Acquired Fund (reorganizing into Service Class of the Acquiring Fund)	$6,622,797	$—	$—	$6,622,797
Total	$13,384,298	$—	$—	$13,384,298
Net Asset Value Per Share
Class I of Acquired Fund (reorganizing into Standard Class of the Acquiring Fund)	$11.08	$—	$—	$11.08
Class A of Acquired Fund (reorganizing into Service Class of the Acquiring Fund)	$11.07	$—	$—	$11.07
Shares Outstanding
Class I of Acquired Fund (reorganizing into Standard Class of the Acquiring Fund)	610,299	—	—	610,299
Class A of Acquired Fund (reorganizing into Service Class of the Acquiring Fund)	598,265	—	—	598,265

LINCOLN U.S. EQUITY INCOME MAXIMIZER FUND LVIP SCHRODERS U.S. EQUITY INCOME MAXIMIZER FUND
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments	Acquiring Fund (pro forma)
Net Assets
Class I of Acquired Fund (reorganizing into Standard Class of the Acquiring Fund)	$9,955,353	$—	$—	$9,955,353
Class A of Acquired Fund (reorganizing into Service Class of the Acquiring Fund)	$9,802,399	$—	$—	$9,802,399
Total	$19,757,752	$—	$—	$19,757,752
Net Asset Value Per Share
Class I of Acquired Fund (reorganizing into Standard Class of the Acquiring Fund)	$13.05	$—	$—	$13.05
Class A of Acquired Fund (reorganizing into Service Class of the Acquiring Fund)	$13.00	$—	$—	$13.00
Shares Outstanding
Class I of Acquired Fund (reorganizing into Standard Class of the Acquiring Fund)	762,921	—	—	762,921
Class A of Acquired Fund (reorganizing into Service Class of the Acquiring Fund)	753,857	—	—	753,857

In the Reorganizations, it is anticipated that each of the Acquiring Funds are expected to retain approximately 100% of each corresponding Acquired Fund’s portfolio. Because LFI has agreed to pay for the costs of each Reorganization, including any brokerage costs associated with portfolio repositioning (which are expected to be approximately $1,000), the Acquiring Funds are not expected to incur brokerage commissions in connection with investing the proceeds of the Reorganizations.

Given that the Acquiring Funds are expected to retain approximately 100% of each corresponding Acquired Fund’s portfolio, neither of the Acquired Funds is expected to incur turnover related to liquidating its portfolio in the Reorganization that would result in realized gains. Pre-Reorganization portfolio turnover of an Acquired Fund, if any, may result in a dividend and/or distribution to the Acquired Fund’s shareholders. Post-Reorganization portfolio turnover may result in a dividend and/or distribution to a combined Acquiring Fund’s shareholders after the Reorganization. Such dividend and/or distribution is not expected to be taxable to Contract Owners for federal income tax purposes.

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TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganizations would be completed are contained in the Agreement and Plan of Reorganization. The following summary thereof is qualified in its entirety by reference to the Agreement and Plan of Reorganization, a form of which is included as Exhibit A.

In each Reorganization, the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities as set forth in the Agreement, a form of which is attached as Exhibit A to this Proxy Statement/Prospectus. Immediately after the transfer of assets, the Acquired Fund will distribute the Acquiring Fund Shares it receives in the Reorganization pro rata to its shareholders within each class. The number of full and fractional Acquiring Fund Shares each shareholder will receive will be equal in aggregate net asset value (as determined in accordance with the valuation procedures set forth in the Acquired Fund Trust’s Agreement and Declaration of Trust, its then-current prospectus and statement of additional information, and valuation procedures established by the Board), as of immediately after the close of business (4:00 p.m., Eastern time) on the Closing Date, to the aggregate net asset value of the Acquired Fund shares of that class held by the shareholder at that time. All issued and outstanding Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund. After that distribution to the Acquired Fund’s shareholders, the Acquired Fund will be completely liquidated and dissolved.

The Trust may terminate or delay the Agreement and Plan of Reorganization with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the Acquired Fund’s shareholders, if circumstances develop that make proceeding with the Reorganization inadvisable. The consummation of the Reorganization also is subject to various conditions, including approval of the Reorganization by the Acquired Fund’s shareholders, receipt of a tax opinion, completion of all filings with, and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction or waiver of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

The Board, including a majority of the Independent Trustees, approved each Reorganization after carefully considering the factors described in the section above entitled “Board Considerations” and concluding that participation in the applicable Reorganization is in the best interests of each Acquired Fund and that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of corresponding Reorganization. The “LVIP Board, including a majority of the Independent Trustees, approved each Reorganization and determined that participation in the applicable Reorganization is in the best interests of the corresponding Acquiring Fund and that the interests of existing shareholders of the corresponding Acquiring Fund will not be diluted as a result of the Reorganization, noting that each Acquiring Fund is a newly formed series of the LVIP Trust that will have no assets or existing shareholders until the closing of the Acquiring Fund’s respective Reorganization.

LFI will pay for the costs of the Reorganization, such as legal, accounting, and brokerage costs. These costs are estimated to be approximately $86,000.

The proposed Reorganization of an Acquired Fund is not contingent upon the closing of the Reorganization of the other Acquired Fund.

Approval of the Agreement and Plan of Reorganization will require a majority vote of an Acquired Fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Fund present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If the Agreement and Plan of Reorganization is not approved by the Acquired Fund’s shareholders or the Reorganization is not consummated for any other reason, the Board will consider other possible courses of action for such Acquired Fund. Please see “Information on Voting” below for more information.

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INFORMATION ON VOTING

Voting Information

In addition to the solicitation of proxy cards by mail, the Trust’s officers and employees, without additional compensation, may solicit voting and proxy instructions in person, by telephone, and electronically, including through the Internet. Given that shares of the Acquired Funds are held by only the Seed Investors, there are not expected to be any proxy solicitation costs incurred in connection with the Reorganizations. Shareholders of each Acquired Fund will vote separately on each proposal as it relates to the Acquired Fund. A proposal will be effected for an Acquired Fund only if approved by shareholders of such Acquired Fund. A proposal for one Acquired Fund is not contingent on a proposal for the other Acquired Fund.

All properly executed proxy cards received in time for the Meeting will be voted as specified in the proxy card. If proxies are properly executed and received in a timely manner but they contain no voting directions, the votes represented by those proxies will be cast in favor of (i.e., FOR) the applicable proposals considered at the Meeting.

Revocation of Proxies

You may revoke your proxy at any time before it is voted by sending a written notice to the Trust’s Secretary (at the Trust’s address provided on the cover page of this Proxy Statement/Prospectus) expressly revoking your proxy, by signing and forwarding to the Acquired Fund a later-dated proxy, or by attending the Meeting and voting in person.

Quorum

A quorum of shareholders is necessary to hold a valid meeting and to consider the proposals in this Proxy Statement/Prospectus. With respect to each proposal, the holders of 33 1/3% of the outstanding shares of the applicable Acquired Fund, as appropriate on the Record Date, present in person or by proxy at the Meeting shall constitute a quorum.

When a quorum is present, approval of the Agreement and Plan of Reorganization will require a majority vote of each Acquired Fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Fund present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities.

The existence of a quorum will be determined separately for each Acquired Fund. Each Reorganization will be effected only if the applicable Acquired Fund’s shareholders approve the Reorganization and certain closing conditions are satisfied or waived. The Seed Investors have confirmed their intention to vote in favor of the proposals. Accordingly, it is expected that the proposals will be approved by shareholders.

Effect of Abstentions and Broker Non-Votes

Abstentions and “broker non-votes” will count as votes that are not cast at a meeting. A “broker non-vote” generally occurs when (i) a broker holds a beneficial owner’s shares in “street name,” (ii) the broker has not received share voting instructions from the beneficial owner, (iii) the broker does not have discretionary voting power on a proposal, even if it has general discretionary voting powers, because the proposal may “affect substantially” the beneficial owner’s rights or privileges of such shares; and (iv) the broker submits voting instructions on another proposal for which the broker has discretionary voting power.

Since abstentions and broker non-votes will count as votes that are present and not cast, assuming there is quorum, they will have the same effect as a vote “against” the proposal. Please note that there will not be abstentions or broker non-votes at the Meeting.

Adjournment

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, abstentions will have no effect on any proposal to adjourn the Meeting. A shareholder vote may be taken with respect to the Trust or one or more of the Funds on any (but not all) of the proposals prior to any adjournment as to which sufficient votes have been received for approval.

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Other Business

To the knowledge of the Board, there is no other business to be brought before the Meeting. However, if other matters do properly come before the Meeting, the persons named as proxies on the enclosed proxy card will vote thereon in their discretion.

Shareholder Proposals

Under authority granted to the Trustees by the Trust’s By-Laws, and pursuant to applicable law, special meetings are called as required and no annual meetings are required. Shareholders may require that a special meeting be called if they can obtain the written request of shareholders directly, representing certain stipulated percentages of the outstanding voting securities of the affected Fund. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. A shareholder wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send his or her written proposals to the Trust’s Secretary at 1301 South Harrison Street, Fort Wayne, Indiana 46802. Proposals must be received a reasonable time before a Fund begins to print and mail the proxy materials for the meeting. More detailed information on these procedures for shareholders may be obtained from Lincoln New York, or the Trust’s Secretary.

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [XX, 2026] by Lincoln Variable Insurance Products Trust (the “Acquiring Fund Trust”), a Delaware statutory trust with its principal place of business at 1301 S. Harrison Street, Fort Wayne, Indiana 46802, on behalf of each of its series funds listed in Exhibit A hereto (the “Acquiring Fund”), and Lincoln Funds Trust (the “Acquired Fund Trust” and together with the Acquiring Fund Trust, the “Trusts”), a Delaware statutory trust with its principal place of business at 1301 S. Harrison Street, Fort Wayne, Indiana 46802, on behalf of each of its series funds listed in Exhibit A hereto (each referred to as the “Acquired Fund”), with respect to the reorganization transaction described herein. Lincoln Financial Investments Corporation (“LFI”) is a party to this agreement solely for purposes of section 10.2 hereof.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986 (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund as shown in Exhibit A hereto (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are each a separate investment series of a registered open-end investment management company, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Acquired Fund Trust (the “Acquired Fund Board”) has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquiring Fund Trust (the “Acquiring Fund Board” and together with the Acquired Fund Board, the “Boards”) has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund, if any, would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, hereby covenant and agree as follows:

1.	TRANSFER OF ASSETS AND LIABILITIES OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its Assets, as defined and set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the Liabilities of the Acquired Fund, as defined and set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

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1.2. The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”), and copies of all books and records belonging to the Acquired Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, “Assets”).

1.3. The Acquired Fund will use its best efforts to identify and discharge all known liabilities and obligations prior to the Closing Date to the extent possible and consistent with its own investment objectives and policies and normal business operations. At the Closing, the Acquiring Fund shall assume all of the liabilities of the Acquired Fund set forth in the unaudited statement of assets and liabilities of the Acquired Fund (the “Statement of Assets and Liabilities”, as of the Closing Date, delivered by the Acquired Fund to the Acquiring Fund pursuant to paragraph 7.2 hereof (collectively, “Liabilities”). If prior to the Closing either party identifies a liability that the parties mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the Liabilities to be assumed by the Acquiring Fund and shall be listed on a “Schedule of Excluded Liabilities” to be signed by the parties at the Closing.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Exhibit A, determined as of immediately after the close of business on the Closing Date (after giving effect to all redemptions received in good order on the Closing Date), on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Exhibit A) and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date. All issued and outstanding classes of Acquired Fund shares as listed in Exhibit A will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7. As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2. VALUATION

2.1. The value of the Assets and the amount of any applicable liabilities for purposes of paragraph 1.3 shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Acquired Fund on the Closing Date (and after the declaration of any dividends and after giving effect to all redemptions received in good order on the Closing Date) (such time and date being hereinafter called the “Valuation Date”). The value of the Assets shall be computed using the valuation procedures set forth in the Acquired Fund Trust’s Agreement and Declaration of Trust and then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund Board.

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2.2. All computations of value shall be made by the Acquired Fund Trust’s accounting agent and shall be subject to review by the Acquired Fund Trust’s independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be [XXXXX XX, 2026], or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trusts or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Trust, on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund Trust shall direct FIS Investor Services LLC, as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that: (i) its records contain the names and addresses of the Acquired Fund Shareholders, and (ii) the number and percentage ownership of outstanding shares (of the classes listed in Exhibit A) owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund Trust that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Acquired Fund Board, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Acquired Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquired Fund Trust’s Agreement and Declaration of Trust and its By-Laws, to own all of its properties and assets and to carry on its business as it is presently being conducted;

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(b) The Acquired Fund Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933 (the “1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), and the 1940 Act and such as may be required by state securities or blue sky laws;

(d) The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) No Acquired Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Acquired Fund Trust’s Agreement and Declaration of Trust or its By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate or be terminated without liability to the Acquired Fund, or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Acquired Fund on or prior to the Closing Date, provided that such assigned contracts are mutually agreed to by the parties to this Agreement in writing;

(h) Except as otherwise disclosed in writing to the Acquiring Fund Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Acquired Fund Trust, the Acquired Fund, or any of the Acquired Fund Trust’s or the Acquired Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing to the Acquiring Fund Trust, on behalf of the Acquiring Fund, the Acquired Fund Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of July 31, 2026, and the related Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Ernst & Young, an independent registered public accounting firm, included in its report dated September 18, 2026, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required

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to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) If the Closing Date occurs during the second half of the Acquired Fund Trust’s fiscal year, the Acquiring Fund Trust, on behalf of the Acquiring Fund, has been furnished with an unaudited Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of January 31 of such fiscal year, and the related unaudited Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the six-month period then ended. These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund as of such date not disclosed therein;

(k) Since July 31, 2026, there have not been any material adverse changes in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (k), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in such Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m) For each taxable year of its operation (including the portion through the Closing Date of the taxable year of the Acquired Fund that includes the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(n) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement. The Acquired Fund has no outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund shares;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquired Fund Board, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of such Acquired Fund, enforceable against such Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Acquired Fund Trust with any federal, state or local regulatory authority that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects;

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(q) To the knowledge of the Acquired Fund, the books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Acquired Fund;

(r) The Acquired Fund Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(s) The Acquired Fund has no unamortized or unpaid organizational fees or expenses;

(t) The Acquired Fund Trust, on behalf of the Acquired Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby; and

(u) The Acquired Fund Trust represents that directors’ and officers’ / errors and omissions tail insurance coverage will be obtained by or on behalf of the Acquired Fund Trust following the Closing Date and prior to the expiration of the Acquired Fund Trust’s current directors’ and officers’ / errors and omissions insurance coverage (as may be extended).

4.2. The Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquiring Fund Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws, to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Acquiring Fund Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) On the effective date of the Acquiring Fund’s registration statement on Form N-1A, the prospectuses and statement of additional information of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) No Acquiring Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Acquiring Fund Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Acquiring Fund Trust, an Acquiring Fund, or any of the Acquiring Fund Trust’s or an Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.

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The Acquiring Fund Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) All issued and outstanding shares of the Acquiring Fund, if any, are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Acquiring Fund Board, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against such Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Exhibit A), will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j) The Acquiring Fund Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k) No Acquiring Fund has any unamortized or unpaid organizational fees or expenses;

(l) As of the Closing Date, the Acquiring Fund will have no assets (other than possibly a de minimis amount of assets to facilitate the transactions described in this Agreement) and no liabilities of any kind. The Acquiring Fund will not commence operations until after the Closing Date.

(m) The Acquiring Fund was established as a new series of the Acquiring Fund Trust for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, will have carried on no business activity (apart from holding the initial investment of the initial shareholder), will not have prepared books of account and related records or financial statements or issued any shares except for a de minimis amount of shares issued in a private placement to the initial shareholder of the Acquiring Fund and will not have had any tax attributes (including those specified in Section 381(c) of the Code). Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares. The Acquiring Fund will take all steps necessary after the Closing Date to (i) qualify for taxation as a “regulated investment company” under Sections 851 and 852 of the Code, (ii) be treated as an investment company to which Section 1.817-5(f) of the Treasury Regulations applies, (iii) satisfy the diversification requirements of Section 817(h) of the Code and the applicable Treasury Regulations thereunder, and (iv) with respect to the ownership of shares in and access to the Acquiring Fund, satisfy the requirements and limitations that apply to variable contracts for U.S. federal income tax purposes under the investor control doctrine and the requirements and limitations specifically set forth in Section 1.817-5(f) of the Treasury Regulations. As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The authorized capital of the Acquiring Fund Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Acquiring Fund Board may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. No

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options, warrants, or other rights to subscribe for or purchase, or securities convertible into, any Acquiring Fund Shares are outstanding.

(n) The Acquiring Fund Trust, on behalf of the Acquiring Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Exhibit A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Exhibit A) received at the Closing.

5.6. The Acquiring Fund and the Acquired Fund shall use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7. The Acquired Fund Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Acquired Fund Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Acquiring Fund Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to operate on and after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Fund Trust’s election, to the performance by the Acquiring Fund Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

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6.1. All representations and warranties of the Acquiring Fund Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3. The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

6.5 The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Fund Trust, on behalf of the Acquired Fund, will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

6.6 The Acquired Fund Trust will call and hold a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Fund Trust’s election, to the performance by the Acquired Fund Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Acquired Fund Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Acquired Fund Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund Trust;

7.3. The Acquired Fund Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

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7.4. The Acquired Fund Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund Trust, on behalf of the Acquired Fund, on or before the Closing Date; and

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.6. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains that are required to be distributed by the Closing Date under the requirements of the Code (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.7. The Acquired Fund Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Acquired Fund Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to an Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or with respect to the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by a Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions; and

8.3 This Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, in accordance with the provisions of the 1940 Act and the Agreement and Declaration of Trust and the By-Laws of the Acquired Fund Trust, as applicable, and certified copies of the report of the inspector of elections evidencing such approval, if any such approval is required, shall have been delivered to the Acquiring Fund Trust. Notwithstanding anything herein to the contrary, neither the Acquired Fund Trust nor the Acquiring Fund Trust may waive the condition set forth in this paragraph 8.3.

8.4. The Acquired Fund and the Acquiring Fund shall have received an opinion of Dechert LLP, dated on or before the Closing Date, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for U.S. federal income tax purposes (the “Tax Opinion”). For purposes of rendering the Tax Opinion, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement/prospectus and statement of additional information included in the Registration Statement by the Acquiring Fund Trust under the 1933 Act with respect to the Reorganization, as well as upon such other written

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representations verified as of the Closing Date. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph.

9.	INDEMNIFICATION

9.1. The Acquiring Fund Trust, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund Trust, the Acquired Fund, and the Acquired Fund Trust’s officers and trustees (the “Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund Indemnified Party may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by any Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; provided that any of the foregoing are not otherwise covered by the directors’ and officers’ / errors and omissions tail insurance coverage described in paragraph 4.1(u). This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

9.2. The Acquired Fund Trust, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund Trust, the Acquiring Fund, and the Acquiring Fund Trust’s officers and trustees (the “Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquiring Fund Indemnified Party may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

10. BROKERAGE FEES AND EXPENSES

10.1. The Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. LFI shall bear the costs related to the Reorganization, including brokerage costs, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. Each Trust agrees that it has not made any representation, warranty or covenant, on behalf of the Acquiring Fund or the Acquired Fund, as applicable, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of a Trust’s Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

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13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trusts.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

If to the Acquiring Fund Trust:

Lincoln Variable Insurance Products Trust

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Gordon Huellmantel

If to the Acquired Fund Trust:

Lincoln Funds Trust

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Gordon Huellmantel

With copies to:

Lincoln Financial Investment Corporation

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Paul Chryssikos, Chief Counsel, Investment Management

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW

15.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

[Remainder of page intentionally left blank.]

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

Lincoln Variable Insurance Products Trust,

on behalf of the Fund listed in Exhibit A

By:
Name: Gordon Huellmantel
Title: Senior Vice President

Lincoln Funds Trust, on behalf of the Fund listed in Exhibit A

By:
Name: Gordon Huellmantel
Title: Senior Vice President

Lincoln Financial Investments Corporation, (solely for purposes of section 10.2)

By:
Name: Gordon Huellmantel
Title: Senior Vice President

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EXHIBIT A

Acquired Fund	Acquiring Fund
Lincoln Inflation Plus Fund	LVIP Schroders Inflation Plus Fund
Class I Class A	Standard Class Service Class
Lincoln U.S. Equity Income Maximizer Fund	LVIP Schroders U.S. Equity Income Maximizer Fund
Class I Class A	Standard Class Service Class

A-1

EXHIBIT B

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).

Each Fund may not:

1. Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.

The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.

B-1

EXHIBIT C

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

LVIP Schroders Inflation Plus Fund

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is to seek a total return that exceeds the rate of inflation over an economic cycle (generally, rolling three-to-five-year periods). The Fund’s investment objective is a non-fundamental policy of the Fund and may be changed by the Board without the approval of shareholders. There is no guarantee that a Fund will be able to achieve its investment objective, and it is possible to lose money by investing in a Fund.

Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets.

The Fund seeks to provide total return above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods) as measured by the United States Consumer Price Index after fees have been deducted.

The Fund is actively managed and will over time invest in a broad range of asset classes worldwide including bonds, emerging markets debt (including sovereign bonds), currencies, Commodity Instruments (as defined below), and equities, in any currency, either directly or indirectly through unaffiliated open-end investment funds (mutual funds) and ETFs (collectively, the “Underlying Funds”). The Fund may invest indirectly in commodities and other asset classes through derivatives or Underlying Funds. In general, SIMNA will select unaffiliated passively managed Underlying Funds that provide exposure to certain investments in accordance with the Fund’s investment strategy. Positions are determined on a market-by-market basis by SIMNA’s investment outlook, which is summarized in the form of a scorecard which covers all investable markets. This enables SIMNA to rank opportunities across fixed income, currencies, commodities as well as some equities and construct a diversified portfolio purely of investments that are forecast to generate inflation-beating returns. Each investable market is put into one of three tiers, based on the U.S. dollar aggregate open interest and volumes, meaning the more liquid the market the larger the position permitted.

The Fund may invest more than 50% of its assets in fixed and floating rate securities that have a below investment grade credit rating, as measured by Standard & Poor’s or any equivalent grade of other credit rating agencies (these securities are known as “junk bonds”). The Fund seeks to limit geographical concentration using a proprietary, liquidity-based ranking system when selecting non-U.S. fixed and floating rate securities.

The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.

In selecting securities for the Fund, SIMNA integrates material environmental, social, and governance (“ESG”) analysis into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards, and corporate governance, among others, which it views as important in its assessment of an issuer’s risk and potential for profitability. SIMNA believes that this ESG assessment, which is integrated with more traditional methods, is an important consideration to understand the investment potential of a company (or an issuer).

The Fund’s investments in commodity futures contracts and other commodity linked instruments (collectively, “Commodities Instruments”) will be made through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Through its investment in the Subsidiary, the Fund will seek exposure to a range of commodity sectors from time to time including the energy, agriculture, and metals sectors.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund on an aggregate basis. As a result, the Adviser and SIMNA, in managing the Subsidiary’s portfolio, are subject to the same investment policies and restrictions (on an aggregate basis) that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board regarding the Subsidiary’s compliance with its policies and procedures. The Fund and the Subsidiary test for compliance with certain investment restrictions on a consolidated basis.

The Adviser provides the investment management and other services to the Subsidiary. SIMNA serves as sub-adviser to the Subsidiary. Neither the Adviser nor SIMNA receives separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Fund pays the Adviser based on the Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody and audit services with the same or with affiliates of the same service providers that provide those services to the Fund. The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports. The Fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of the Fund’s prospectus.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

LVIP Schroders U.S. Equity Income Maximizer Fund

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is to seek a high level of current income with long-term growth of capital. The Fund’s investment objective is a non-fundamental policy of the Fund and may be changed by the Board without the approval of shareholders. There is no guarantee that a Fund will be able to achieve its investment objective, and it is possible to lose money by investing in a Fund.

The Fund’s investment policy to invest at least 80% of its net assets (including borrowings for investment purposes) in a particular type of investment or security is a non-fundamental policy of the Fund that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of determining compliance with the Fund’s 80% investment policy adopted pursuant to SEC Rule 35d-1, derivatives instruments used by the Fund may be counted toward the Fund’s 80% investment policy to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets.

The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in equity and equity related securities of U.S. companies. Equity and equity-related securities are securities that represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity and equity-related securities include, but are not limited to, common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, that have equity-like characteristics. U.S. companies are companies where the Country of Risk, as defined by Bloomberg’s Global Equity Indices Methodology, is the United States. The Country of Risk is a Bloomberg proprietary value, primarily driven by four factors: country of domicile, country of listing, country of largest revenue and reporting currency. The Fund tends to focus on equity and equity related securities (including stocks and index futures) of larger, well-established companies with market capitalizations similar to those companies that comprise the top 500 U.S. companies by market capitalization. The market capitalization range of the S&P 500® Index was $6.73 billion to $5.514 trillion as of September 30, 2026.

The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection, focus in one or more sectors of the market, though the Fund does not target any particular sector. The

Fund is actively managed and invests in an index replication-style portfolio constructed from certain of the top 500 listed U.S. companies by market capitalization. The equity portfolio is constructed using an optimization process to provide exposure to the U.S. large cap market. This risk-based approach uses defined constraints (in this case, the number of holdings) and solves for the lowest available tracking error to the S&P 500 Index given this number of holdings. The Fund may also invest directly or indirectly in other securities (including in other asset classes), countries, regions, industries or currencies, warrants, and money market instruments, and cash.

The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.

The Fund receives income from dividends on equities in the portfolio and from the selective sale of short-dated covered call options on individual securities or portfolios of securities held by the Fund, by agreeing to strike prices above which potential capital growth is foregone in exchange for receiving upfront options premiums. A call option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at the expiration date of the option. Under normal circumstances, the Fund may invest up to 5% of its assets in call options.

Selling call options may reduce participation in capital growth. In exchange for this, the Fund receives a premium income upfront. The reduction in participation means that when the stocks are rising, the Fund will generally underperform a similar, long only equity fund. As stocks fall, the Fund can benefit from the premium received from selling the call options. (The maximum outperformance in weak markets is limited to the aggregate option premium received.) Under certain circumstances, the Fund may also use index options as part of its income generation strategy.

The Fund may invest in long futures contracts, which may have the economic effect of creating leverage by creating additional investment exposure, as well as the potential for greater loss. “Leverage” means any method by which the Fund increases its investment exposure whether through the borrowing of cash or securities, or leverage embedded in derivative positions or by any other means.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

EXHIBIT D

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquired Funds’ Class A and Class I shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Acquired Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by LFI, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Acquired Funds’ Independent Registered Public Accounting Firm, whose report, along with the Acquired Funds’ financial statements, is included in the Form N-CSR dated July 31, 2026, which is available upon request. The Acquired Funds’ Form N-CSR has been incorporated by reference into the SAI.

No financial highlights are provided for the Acquiring Funds, because the Acquiring Funds are newly organized and have not yet offered shares. For financial statement purposes, the Acquired Funds will be the accounting survivor of each Reorganization. As the accounting survivor, the operating history of each Acquired Fund will be used for the corresponding Acquiring Fund’s financial reporting purposes as of the consummation of the Reorganizations. Following the Reorganizations, the fiscal year end for the Acquiring Funds will change to December 31.

Lincoln Inflation Plus Fund – Consolidated Financial Highlights

Lincoln Inflation Plus Fund Class A

	Year Ended 7/31/26	10/1/24¹ to 7/31/25
Net asset value, beginning of period	$9.937	$10.000
Income (loss) from investment operations:
Net investment income²	0.540	0.382
Net realized and unrealized gain (loss)	1.704	(0.129)
Total from investment operations	2.244	0.253
Less dividends and distributions from:
Net investment income	(1.547)	(0.316)
Net realized gain	(0.078)	—
Total dividends and distributions	(1.625)	(0.316)
Net asset value, end of period	$10.556	$9.937
Total return³	22.90%	2.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,315	$5,140
Ratio of expenses to average net assets	1.35%	1.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	4.80%	6.35%
Ratio of net investment income to average net assets	4.88%	4.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.43%	(0.34%)
Portfolio turnover	241%	193%

1	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

Lincoln Inflation Plus Fund Class I

	Year Ended 7/31/26	10/1/24¹ to 7/31/25
Net asset value, beginning of period	$9.937	$10.000
Income (loss) from investment operations:
Net investment income²	0.568	0.403
Net realized and unrealized gain (loss)	1.705	(0.129)
Total from investment operations	2.273	0.274
Less dividends and distributions from:
Net investment income	(1.571)	(0.337)
Net realized gain	(0.078)	—
Total dividends and distributions	(1.649)	(0.337)
Net asset value, end of period	$10.561	$9.937
Total return³	23.20%	2.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,446	$5,232
Ratio of expenses to average net assets	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	4.55%	6.10%
Ratio of net investment income to average net assets	5.13%	4.91%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.68%	(0.09%)
Portfolio turnover	241%	193%

1	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

Lincoln U.S. Equity Income Maximizer Fund –Financial Highlights

Lincoln U.S. Equity Income Maximizer Fund Class A

	Year Ended 7/31/26	10/1/24¹ to 7/31/25
Net asset value, beginning of period	$10.981	$10.000
Income (loss) from investment operations:
Net investment income (loss)²	(0.012)	— [3]
Net realized and unrealized gain	1.899	0.986
Total from investment operations	1.887	0.986
Less dividends and distributions from:
Net investment income	—	(0.005)
Net realized gain	(0.040)	—
Total dividends and distributions	(0.040)	(0.005)
Net asset value, end of period	$12.828	$10.981
Total return⁴	17.21%	9.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,671	$8,251
Ratio of expenses to average net assets	1.32%	1.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	3.86%	4.85%
Ratio of net investment loss to average net assets	(0.10%)	— [5]
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.64%)	(3.53%)
Portfolio turnover	32%	18%

1	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3	Per-share amount was less than $0.005.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

5	Ratio was less than 0.005%.

Lincoln U.S. Equity Income Maximizer Fund Class I

	Year Ended 7/31/26	10/1/24¹ to 7/31/25
Net asset value, beginning of period	$10.997	$10.000
Income from investment operations:
Net investment income²	0.018	0.022
Net realized and unrealized gain	1.903	0.987
Total from investment operations	1.921	1.009
Less dividends and distributions from:
Net investment income	(0.008)	(0.012)
Net realized gain	(0.040)	—
Total dividends and distributions	(0.048)	(0.012)
Net asset value, end of period	$12.870	$10.997
Total return³	17.50%	10.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,818	$8,356
Ratio of expenses to average net assets	1.07%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	3.61%	4.60%
Ratio of net investment income to average net assets	0.15%	0.25%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.39%)	(3.28%)
Portfolio turnover	32%	18%

1	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

EXHIBIT E

FORM OF PROXY CARDS

E-1

PROXY

PO Box 43131 Providence, RI 02940-3131	EVERY VOTE IS IMPORTANT

Please detach at perforation before mailing.

Lincoln Inflation Plus Fund

Lincoln U.S. Equity Income Maximizer Fund

(series of Lincoln Funds Trust)

1301 S. HARRISON STREET, FORT WAYNE, IN 46802

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON November [19], 2026

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE LINCOLN FUNDS TRUST.

The undersigned, revoking previous proxies with respect to the shares in the name of the undersigned, hereby appoint(s) John Morriss, Jennifer Matthews, Christina Pron, Christian Pfeiffer, and James Hoffmayer, or any of them as Proxies of the undersigned with full power of substitution, to vote and act with respect to the Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund (the “Acquired Funds”), each a series of the Lincoln Funds Trust (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087 on November [19], 2026, at [11:30] a.m. Eastern Time and at any adjournments or postponements thereof.

I acknowledge receipt of the Notice of the Special Meeting of the Shareholders and accompanying Proxy Statement dated on or about November [X], 2026.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

Lincoln Inflation Plus Fund

Lincoln U.S. Equity Income Maximizer Fund

Special Meeting of Shareholders to be held on November [19], 2026.

Please detach at perforation before mailing.

This proxy will be voted as instructed. If no specification is made for Proposal 1 or 2, the proxy will be voted “FOR” such Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:

Proposal The Board of Trustees of Lincoln Funds Trust unanimously recommends a vote “FOR” Proposal 1 & 2.

1.

To approve the Agreement and Plan of Reorganization with respect to the reorganization of the Lincoln Inflation Plus Fund into the LVIP Schroders Inflation Plus Fund, a series of the Lincoln Variable Insurance Products Trust.

2.

To approve the Agreement and Plan of Reorganization with respect to the reorganization of the Lincoln U.S. Equity Income Maximizer Fund into the LVIP Schroders U.S. Equity Income Maximizer Fund, a series of Lincoln Variable Insurance Products Trust.

		☐	☐	☐

3.	To transact such other business that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:	Please sign this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

[Insert Entity Name]

Name: ______________________________

Title:  ______________________________

Date:  ______________________________

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

DATED OCTOBER 1, 2026

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2026

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Schroders Inflation Plus Fund

LVIP Schroders U.S. Equity Income Maximizer Fund

1301 SOUTH HARRISON STREET

FORT WAYNE, INDIANA 46802

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements, and should be read in conjunction with, the Joint Proxy Statement/Prospectus dated [ ], 2026, relating specifically to the proposed reorganizations (each, a “Reorganization” and, together, the “Reorganizations”) of each fund identified below under the heading “Acquired Funds,” each a series of Lincoln Funds Trust (each, an “Acquired Fund” and, together, the “Acquired Funds”), into a corresponding, newly formed series identified below under the heading “Acquiring Funds,” each a series of Lincoln Variable Insurance Products Trust (each, an “Acquiring Fund” and, together, the “Acquiring Funds”). The Reorganizations are proposed to occur pursuant to an Agreement and Plan of Reorganization, subject to approval by the shareholders of each of the Acquired Funds. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Joint Proxy Statement/Prospectus.

This SAI relates specifically to the joint special meeting of shareholders to be held on [November 19], 2026 for each of the Acquired Funds listed below:

Acquired Fund	Acquiring Fund
Lincoln Inflation Plus Fund	LVIP Shroders Inflation Plus Fund
Lincoln U.S. Equity Income Maximizer Fund	LVIP Schroders U.S. Equity Income Maximizer Fund

To obtain a copy of the Proxy Statement/Prospectus, please call 866-436-8717 or write to the Lincoln Variable Insurance Products Trust at the address above.

Information Incorporated by Reference, Including Financial Statements

This SAI consists of this introductory page; the supplemental financial information; the Statement of Additional Information of the Acquiring Funds that follows; and the following documents, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally deemed to be part of) this SAI and contain additional information about the Acquired Funds and Acquiring Funds:

•	Prospectuses and statement of additional information for the Acquired Funds, dated November 28, 2025 (File No. 333-278528; Accession No. 0001193125-25-300245);

•	The supplement for the Acquired Funds, dated September 29, 2026 (File No. 333-278528; Accession No. 0001193125-26-406205);

•	Prospectuses and statement of additional information for the Acquiring Funds, dated [ ], 2026 (File No. 033-70742; Accession No. [ ]); and [To be updated.]

•	Audited financial statements of the Acquired Funds for the fiscal year ended July 31, 2026 included in the Funds’ report filed on Form N-CSR (Accession No. 0001398344-26-017488).

Supplemental Financial Information

Tables showing the fees and expenses of the Acquired Funds, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the Reorganizations, are included in the “Comparison of Fees and Expenses” section in the Joint Proxy Statement/Prospectus. Only pro forma combined fees and expenses information is provided for the Acquiring Funds because the Acquiring Funds will not commence operations until the applicable Reorganization is completed.

It is currently anticipated that each of the Acquiring Funds are expected to retain approximately 100% of each corresponding Acquired Fund’s portfolio. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of the Reorganizations and/or an Acquiring Fund’s portfolio following the Reorganizations. It is not anticipated that the Reorganizations will result in a material change to either Acquired Fund’s investment portfolio due to investment restrictions.

There are no material differences in the accounting and valuation policies of an Acquired Fund as compared to those of its corresponding Acquiring Fund. Each Acquired Fund and Acquiring Fund has substantially similar tax policies and intends to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). However, the Acquiring Funds will be subject to additional requirements under the Code, including asset diversification and ownership requirements, as the Acquiring Funds, unlike the Acquired Funds, will be offered for sale only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Preliminary Statement of Additional Information dated August 7, 2026
Subject to Completion

Lincoln Variable Insurance Products Trust
LVIP [●] Inflation Plus Fund
LVIP [●] U.S. Equity Income Maximizer Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information [XX, 2026]
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: Standard Class and Service Class.
In reorganization transactions that occurred on [XX, 2026] (each a “Reorganization” and, collectively, the “Reorganizations”), LVIP [●]  Inflation Plus Fund and LVIP [●] U.S. Equity Income Maximizer Fund (each a “Fund”, together the “Funds”) acquired and assumed the performance, financial and other historical information of the Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund, each formerly a series of the Lincoln Funds Trust (each a “Predecessor Fund,” together the “Predecessor Funds”). Accordingly, information provided in this SAI for the Funds that relates to periods prior to [XX, 2026] is that of the Predecessor Funds.
Each Predecessor Fund’s most recent Form N-CSR to shareholders, which contains each Predecessor Fund’s audited financial statements, is incorporated herein by reference. [Each Predecessor Fund’s audited financial statements for the fiscal year ended July 31, 2026 are available upon request.] This SAI should be read in conjunction with each Fund’s prospectus dated [XX XX, 2026], as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports (when available), and other information such as the Funds’ financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Each Fund is non-diversified within the meaning of the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer.
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and the Funds' sub-adviser (if applicable) unless the context otherwise indicates.
The following Fund has changed its name within the past five years:
Current Fund Name	Former Fund Name	Date of Name Change
LVIP [●] Inflation Plus Fund	Lincoln Inflation Plus Fund	[XX, 2026]
LVIP [●] U.S. Equity Income Maximizer Fund	Lincoln U.S. Equity Income Maximizer Fund	[XX, 2026]
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
The Funds employ a “manager of managers” structure, which means that the Funds' investment adviser may delegate the management of some or all of the Funds' investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
LFI has also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
What are the Underlying Funds?
Certain of the Funds are fund of funds (“Fund of Funds”), which means that the Fund of Funds invests some or all of its assets in one or more other mutual funds or exchange-traded funds (“Underlying Fund”). For this structure, the Fund of Funds may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Trust also has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29168 and 29196) to permit the Fund of Funds to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The Fund of Funds may also rely on an exemptive order from the SEC issued to a sub-adviser or an Underlying Fund.
Each Fund of Funds’ relative weightings in the Underlying Funds will vary over time. The Fund of Funds are not required to invest in any particular underlying fund. The Adviser or sub-adviser, as appropriate, may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
Information relating to each Underlying Fund is as of the Underlying Fund’s most recent prospectus and SAI. For additional and more current information regarding each Underlying Fund, investors should read the Underlying Fund’s current prospectus and SAI.

Below describes additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.
All Funds Investments
The following additional investment strategy and risk information relates to all Funds.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
Increasing Government Debt. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Government agencies currently project that the United States will continue to maintain high debt levels for the foreseeable future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. Government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent the U.S. Government from implementing effective counter-cyclical fiscal policy in economic downturns.
Infrastructure Investments. Infrastructure entities include companies in the business of building and maintaining physical structures and facilities (e.g., buildings, roads, power supplies), and infrastructure projects and assets representing a broad range of businesses, types of projects and assets. The risks that may be applicable to an infrastructure entity vary based on the type of business, project or asset, its location, the developmental stage of a project and an investor’s level of control over the management or operation of the entity.
Infrastructure entities are typically subject to significant government regulations and other regulatory and political risks, including expropriation; political violence or unrest, including war, sabotage or terrorism; and unanticipated regulatory changes by a government or the failure of a government to comply with international treaties and agreements. Additionally, an infrastructure entity may do business with state-owned suppliers or customers that may be unable or unwilling to fulfill their contractual obligations. Changing public perception and sentiment may also influence a government’s level of support or involvement with an infrastructure entity.
Companies engaged in infrastructure development and construction and infrastructure projects or assets that have not been completed will be subject to construction risks, including construction delays; delays in obtaining permits and regulatory approvals; unforeseen expenses resulting from budget and cost overruns; inexperienced contractors and contractor errors; and problems related to project design and plans. Due to the numerous risks associated with construction and the often incomplete or unreliable data about projected revenues and income for a project, investing in the construction of an infrastructure project involves significant risks. The ability to obtain initial or additional financing for an infrastructure project is often directly tied to its stage of development and the availability of operational data. A project that is complete and operational is more likely to obtain financing than a project at an earlier stage of development. Additionally, an infrastructure entity may not be able to obtain needed additional financing, particularly during periods of turmoil in the capital markets. The cost of compliance with international standards for project finance may increase the cost of obtaining capital or financing for a project. Alternatively, an investment in debt securities of infrastructure entities may also be subject to prepayment risk if lower-cost financing becomes available.
Infrastructure projects or assets may also be subject to operational risks, including the project manager’s ability to manage the project; unexpected maintenance costs; government interference with the operation of an infrastructure project or asset; obsolescence of project; and the early exit of a project’s equity investors. Additionally, the operator of an infrastructure project or asset may not be able to pass along the full amount of any cost increases to customers.
An infrastructure entity may be organized under a legal regime that may provide investors with limited recourse against the entity’s assets, the sponsor or other non-project assets and there may be restrictions on the ability to sell or transfer assets. Financing for infrastructure projects and assets is often secured by cash flows, underlying contracts, and project assets. An investor may have limited options and there may be significant costs associated with foreclosing upon any assets that secure repayment of a financing.
Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services. The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement.
On February 25, 2025, the SEC extended the compliance date applicable to Treasury repo transactions. Under the extended compliance date, market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30, 2027. The clearing mandate is expected to result in each Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and may necessitate expenditures by each Fund that trades in Treasury repo transactions in connection with entering into new agreements with sponsoring members and taking other actions to comply with the new requirements. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared Treasury repo transactions. The Manager or a Subadvisor will monitor developments in the Treasury repo transactions market as the implementation period progresses.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC's IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities' prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.
An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security's value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
Voluntary Actions and Roll-Timing Strategies. From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.
Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not: (i) specifically included in this “Investment Restrictions” section; or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time of investment unless the acquisition is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.
A Fund may engage in roll-timing strategies where the Fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (TBA) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from over-the-counter trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Act regulatory requirements, a Fund may “roll” an existing over-the-counter swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneous with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.” Elective Investment Restrictions (defined in the preceding paragraph), which normally apply at the time of investment, do not apply to Roll Transactions (although Elective Investment Restrictions will apply to the Fund’s entry into the initial position). In addition and notwithstanding the foregoing, for purposes of this policy, those Non-Fundamental Investment Restrictions that are considered Elective Investment Restrictions for purposes of the policy on Voluntary Actions (described in the preceding paragraph) are also Elective Investment Restrictions for purposes of this policy on Roll Transactions. The Funds will test for compliance with Elective Investment Restrictions at the time of a Fund’s initial entry into a position, but the percentage limitations and absolute prohibitions set forth in the Elective Investment Restrictions are not applicable to a Fund’s subsequent acquisition of securities or instruments through a Roll Transaction.
Equity Investments
The following additional investment strategy and risk information relates to each Fund that may invest in equity securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Fixed Income Investments
The following additional investment strategy and risk information relates to each Fund that may invest in fixed-income securities.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.
For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
A Fund may invest in each of collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Bank Capital Securities. The Fund may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.
Bank Holding Company - Trust Preferred Securities. The Fund may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the Securities Act of 1933 and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, the Fund will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Bank Obligations. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets.
The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are subject to continued legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.
Creditor Liability and Participation on Creditor Committees. Generally, when the Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If a Fund is a creditor of an issuer, it may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of federal securities law, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under federal bankruptcy law or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. Further, the Adviser has the authority to represent the Trust, or any Fund(s) thereof, on creditors’ committees or similar committees and generally with respect to challenges related to the securities held by the Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus, a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.

Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Some Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Notes (“ETNs”). A Fund may invest in ETNs. ETNs are typically notes representing senior, unsecured, unsubordinated debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how a Fund characterizes and treat ETNs for tax purposes.
There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
High Yield Fixed-Income Securities (“Junk” Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds or “junk” bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Inverse Floater. The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related and or other asset-backed interest only, principal only, or inverse floater securities. To the extent permitted by the Fund’s investment objectives and general investment policies, a Fund may invest in residual interest bonds without limitation.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support.
The Federal Housing Finance Agency and the White House have made public statements regarding plans to consider ending the conservatorship of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on their creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund. In addition, under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Municipal Bonds. A Fund may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (Municipal Bonds). A Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (State Municipal

Bonds). A Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (Non-Municipal Tax-Exempt Securities). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Other types of Municipal Bonds include, but are not limited to, moral obligation bonds, municipal notes, municipal lease obligations, tender option bonds, variable rate demand obligations, municipal interest rate swap transactions, insured municipal bonds and Build America bonds.
The issuer of Municipal Bonds pays a fixed, floating or variable rate of interest, and must repay the principal at maturity. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.
The value of the Municipal Bonds may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain Municipal Bonds and a Fund could face illiquidity risks.
Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The two principal classifications of Municipal Bonds are general obligation and revenue or special obligation bonds, which latter category includes private activity bonds (or industrial development bonds under pre-1986 law).
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. Qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends properly reported as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.
Real Estate Securities. A Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). The guarantee by the U.S. Government may be affected by ongoing debt negotiations and related uncertainty or debt default.
Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Foreign Investments
The following additional investment strategy and risk information relates to each Fund that may invest in foreign securities.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Forward Foreign Currency Contract Risk. A Fund may use forward foreign currency contracts to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. These forward contracts are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments and therefore may reduce the value of foreign investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
Investing abroad involves different political and economic risks. The national politics of foreign countries can be unpredictable and subject to influence by disruptive political groups or ideologies. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, tariffs, trade embargoes or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability or collapse, military action or unrest, terrorism, regional conflicts, war or adverse diplomatic developments, which could negatively impact investments in those countries. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.
The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a fund from selling securities it holds. The value of the securities issued by companies that operate in or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
Investing in emerging markets involves additional risks. An “emerging market company” generally is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. In many emerging markets, including China, there also is substantially greater risk that company disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies. Furthermore, with respect to business operations in China, there are significant risks due to different regulatory and audit requirements related to the quality of financial statements of Chinese issuers and limitations on the ability to inspect the quality of audits performed in China, particularly the Public Company Accounting Oversight Board's lack of access to inspect Chinese audit firms. Securities of issuers located in China and other emerging market countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Investments in Russia. Investments in Russia are subject to the risk that the United States and/or other countries may impose economic sanctions, export or import controls or other similar measures. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g., Belarus). Such sanctions or other similar measures  – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. It is also possible that such sanctions, export or import controls or similar measures may prevent U.S.-based entities that provide services to a Fund from transacting with Russian or Belarusian entities. Under such circumstances, a Fund may not receive payments due with respect to certain investments, such as the payments due in connection with the Fund’s holding of a fixed income security. In addition, such sanctions and other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. More generally, investments in Russian securities are highly speculative and involve significant risks and special considerations not typically associated with investments in the securities markets of the U.S. and most other developed countries.
Russia has attempted, and may attempt in the future, to assert its influence in the region surrounding it through economic or military measures. In 2022, Russia launched a large-scale invasion of Ukraine. As a result, Russia, and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian economy, Belarusian economy and other securities and economies, which may, in turn, negatively impact a Fund. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export or import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.

Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Regional armed conflict and its collateral economic and market effects may also pose risks for investments in Russia.
Compared to most national securities markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards than apply to U.S. companies, there may be little reliable corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Securities of Russian companies also may experience greater price volatility than securities of U.S. companies. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response.
Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss still can occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. These services may be carried out by the companies themselves or by registrars located throughout Russia. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence, or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent by inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund.
To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. A Fund may also experience difficulty in obtaining and/or enforcing judgments in Russia.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals or timber industries.
Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Russia has implemented certain capital controls on foreign portfolio investments and there is the risk that the Russian government will impose additional capital controls on foreign portfolio investments. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.
Investing through Stock Connect (China and Hong Kong). Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”) through the Shanghai – Hong Kong Stock Connect program and the Shenzhen - Hong Kong Stock Connect program (collectively, “Stock Connect”). Stock Connect allows non-Chinese investors (such as the Funds) to purchase certain equities via brokers in Hong Kong. Purchases of securities through Stock Connect are subject to market-wide daily quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. Once such daily quota on SSE or SZSE is used up, acceptance of the corresponding buy orders on SSE or SZSE (as applicable) will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either the People’s Republic of China (“PRC”) or Hong Kong, and there are trading days in the PRC when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect securities may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares and ETFs are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. In addition, the applicable rules as well as trading, settlement and information technology (“IT”) systems required to operate Stock Connect are continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.
Stock Connect is subject to regulations by both Hong Kong and the PRC. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities under Stock Connect, operational arrangements or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong Stock Exchanges, SSE or SZSE although for defaults by Hong Kong brokers occurring on or after January 1, 2020, the Hong Kong Investor Compensation Fund will cover losses incurred by investors with a cap at HK $500,000 per investor with respect to securities traded on a stock market operated by the SSE and/or SZSE and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of the Stock Connect. In the PRC, Stock Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. To the extent HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, a Fund has no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In this event, a Fund may not fully recover its losses and the process could be delayed. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Stock Connect securities in the PRC or elsewhere. Therefore, even though a Fund’s ownership may be ultimately recognized, the Fund may suffer difficulties or delays in enforcing their rights in A-shares. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, a Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, relevant market practice with respect to special segregated accounts is continuing to evolve.
Investing through Bond Connect (China and Hong Kong). Certain Funds may invest in the China Interbank Bond Market (the “CIBM”) through China’s Bond Connect Program (“Bond Connect”) subject to any applicable regulatory limits. Bond Connect is a bond trading and settlement linked program developed by the People’s Bank of China (“PBOC”), Hong Kong Monetary Authority (“HKMA”), China Foreign Exchange Trade System and National Interbank Funding Centre (“CFETS”), China Central Depository and Clearing Co., Ltd. (“CCDC”), Shanghai Clearing House (“SCH”), Hong Kong Exchanges and Clearing Limited and Central Moneymarkets Unit (“CMU”), with the aim of achieving mutual bond market access between China and Hong Kong. For the time being, this program allows eligible Hong Kong and overseas investors to invest in the bonds traded in the CIBM through the northbound trading of Bond Connect (the “Northbound Trade Link”) only.
Eligible Hong Kong and overseas investors may use their own sources of Renminbi in the Chinese offshore market (“CNH”) or convert foreign currencies into the Renminbi to invest in CIBM bonds under Bond Connect. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and Renminbi in respect of such investments. Currently, there is no investment quota for the Northbound Trade Link.
By seeking to invest in the CIBM via Bond Connect, a Fund is subject to the following additional risks:

General Risk. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. Bond Connect requires use of new information technology systems which may be subject to operational risk due to Bond Connect’s cross-border nature. If the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted.
Market Risk. A Fund investing in the CIBM is subject to liquidity, valuation and volatility risks. Market volatility and potential lack of liquidity due to possible low trading volume of certain bonds in the CIBM may result in prices of certain bonds traded in the CIBM fluctuating significantly. The bid and offer spreads of the prices of such bonds may be large, and the Fund may therefore incur significant trading and realization costs and may even suffer losses when selling such investments. In addition, Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so.
To the extent that a Fund transacts in the CIBM, the Fund may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the Fund may default in its obligation to settle the transaction by failure to deliver relevant securities or to make payment.
Third Party Agent Risk. Under the Northbound Trading Link, CFETS or other institutions recognized by PBOC (as the registration agents) shall apply for registration with PBOC for the eligible Hong Kong and overseas investors. In addition, CMU (as the offshore custody agent recognized by the HKMA) shall open a nominee account with CCDC/SCH (as the onshore custody agent) as nominee holder of the CIBM bonds purchased by Hong Kong and overseas investors through Bond Connect.
As the relevant filings, registration with PBOC, and account opening have to be carried out by an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), a Fund is subject to the risks of default or errors on the part of such third parties.
Operational Risk. Bond Connect provides a new channel for investors from Hong Kong and overseas to access the CIBM directly. It is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant authorities.
The “connectivity” in Bond Connect requires routing of orders across the border. This requires the development of new information technology systems. There is no assurance that the systems of market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted. A Fund’s ability to access the CIBM (and hence to pursue its investment strategy) may be adversely affected.
Regulatory Risk. The PBOC Bond Connect rules are departmental regulations having legal effect in China. However, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such rules.
Bond Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the relevant authorities in China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under Bond Connect.
The regulations are currently untested and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Bond Connect will not be abolished. A Fund which may invest in the CIBM through Bond Connect may be adversely affected as a result of such changes.
Legal/Beneficial Ownership Risk. Where CIBM bonds are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of CMU and CCDC/SCH. CIBM bonds will be held by CMU as a nominee holder of the bonds purchased by foreign investors through Bond Connect. The PBOC has made it clear that the ultimate investors are the beneficial owners of the relevant bonds and shall exercise their rights against the bond issuer through CMU as the nominee holder. While the distinct concepts of nominee holder and beneficial owner are referred to under PBOC rules or regulations, as well as other laws and regulations in China, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such concepts. Therefore, although a Fund's ownership may be ultimately recognized, it may suffer difficulties or delays in enforcing its rights over CIMB bonds.
Tax within China. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in CIBM bonds through Bond Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in CIBM bonds may cause the Fund to become subject to withholding and other taxes imposed by China.
If a Fund were considered to be a tax resident enterprise of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-tax resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax on the profits attributable to the permanent establishment. The Adviser intends to operate the Funds in a manner that will prevent them from being treated as tax resident enterprises of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of a Fund.
Unless reduced or exempted by the applicable tax treaties, China generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China.
The Ministry of Finance of China and the State Administration of Taxation of China issued Caishui No. 108 on November 7, 2018 (“Notice 108”), which states that foreign investors will be temporarily exempt from the withholding income tax on their gains derived from CIBM bond interest.
The Adviser or a Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of CIBM bonds and coupon interest income (if any). Notice 108 specifies that foreign investors will also be temporarily exempt from the value added tax exemption on their gains derived from CIBM bond interest. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Adviser or a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.
The temporary exemption of withholding tax and value added tax will continue during the period from November 7, 2021 through December 31, 2025. If, in the future, China begins to apply tax rules regarding the taxation of bond interest income derived by foreign investment in CIBM, and/or begins to collect withholding tax and other taxes on such investment, the Adviser or a Fund could be subject to such withholding tax and value added tax.
Sanctions, Trade and Investment Restrictions Relating to PRC. In recent years, various governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and/or notification requirements targeting the PRC (inclusive of Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Given the complex and evolving relationship between the PRC and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Further, complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors, increase diligence and other similar costs to the Fund, render valuation of China-related investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole. New and contemplated sanctions, trade, and other investment restrictions and obligations could also have adverse impacts to a Fund in various and unpredictable ways. In addition, the Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with such sanctions and other restrictions. Disruptions caused by such sanctions and other restrictions may also impact the PRC’s economy, as well as the PRC and other issuers of securities in which a Fund is invested, and may result in the PRC imposing countermeasures which may also have adverse impacts on the Fund and its investments.
U.S. PRC Relations. International relations, such as the China-U.S. relationship regarding trade, currency exchange, and intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of the Adviser, a Fund or the companies in which a Fund has invested.
Certain U.S. states have proposed, recently enacted, or are in the process of adopting new legislation that restricts the ability of a wide range of governmental bodies and persons or entities from or domiciled in foreign countries of concern, as defined in the applicable U.S. state’s laws (e.g., the People’s Republic of China) (any such direct or indirect investor, a “Covered Investor”) to directly or indirectly own or acquire interests in “real property” (e.g., land, buildings, fixtures, and all other improvements to land) located in the relevant states, subject to certain limited exceptions (such laws as in effect from time to time, the “State Real Estate Laws”). Certain investments made by a Fund may constitute investments in “real property” for purposes of these laws (such investments, “Restricted Investments”). The State Real Estate Laws may impose different thresholds on the ownership of Restricted Investments by Covered Investors. The impact of the State Real Estate Laws on a Fund and its investors may vary on a state-by-state basis, particularly to the extent that a state adopts an exemption from the ownership restrictions for commingled funds. Given the developing nature of the State Real Estate Laws, it is difficult to predict the full scope of their impact on a Fund’s investments and investor base. Complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors or increase diligence and other similar costs to a Fund. Any of these outcomes could make it difficult for a Fund to act successfully on investment opportunities and may adversely affect a Fund’s performance as a whole. The Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with State Real Estate Laws.
The Funds intend to comply with the State Real Estate Laws to the extent applicable to their shareholder base, and may, to comply with such laws, request and report confidential information about a shareholder if required by the State Real Estate Laws and, if applicable, any underlying beneficial ownership, to applicable authorities if it is determined to be in the best interests of the Fund in light of the relevant laws or regulations or upon the request of regulators. Shareholders may be required to cooperate with the Adviser to facilitate compliance with the State Real Estate Laws.
Derivatives Investments
The following additional investment strategy and risk information relates to each Fund that may invest in derivatives.
Derivatives. The SEC rule regulating the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds’ securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and the other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. It is difficult to measure the effects of these requirements on the Funds. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for a Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
These requirements, even if not directly applicable to the Funds, including margin requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at notional value.
For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize funds, securities and indices referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price.
Flex Options on Indices. The FLEX Options in which the Funds invest are options on the price performance of an index, including the S&P 500 Price Return Index (the “S&P 500 Price Index”). An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Each of the options exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by LFI are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Funds may buy or sell. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. For example, if a Fund writes a call on the S&P 500 Price Index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”), which determines the total value for each point of such difference. If a Fund buys a call on the S&P 500 Price Index, it pays a premium and has the same rights to such call as are indicated above. If a Fund buys a put on the S&P 500 Price Index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. If a Fund writes a put on an S&P 500 Price Index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the S&P 500 Price Index and the exercise price times the multiplier if the closing level is less than the exercise price. The value of an option, in general, will reflect, among other things, the current market value of the underlying investment, in the case of the Funds', the S&P 500 Price Index, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value.
Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the index may subsequently change. If such a change causes the exercised option to fall out of the money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index.
Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the Options.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds' may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts and options on futures contracts, certain options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the CBOE Options Exchanges, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that
Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
SEC Names Rule Requirement
LVIP [●] U.S. Equity Income Maximizer Fund. The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in equity and equity related securities of U.S. companies.
Portfolio Transactions and Brokerage
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).
On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.

In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2025, 2024, and 2023, the Funds did not incur brokerage commissions as they had not commenced operations.  During the fiscal years ended July 31, 2025, 2024, and 2023, the Predecessor Funds incurred aggregate brokerage commissions as follows: [To be updated]
Brokerage and Research Services
	2025	2024	2023
Lincoln Inflation Plus Fund	$2,535	N/A	N/A
Lincoln U.S. Equity Income Maximizer Fund	4,376	N/A	N/A
Purchases of Securities of “Regular” Brokers or Dealers
As of the fiscal year ended December 31, 2025, the Funds held no securities of regular broker-dealers, since the Funds had not commenced operations. As of the fiscal year ended July 31, 2025, the Predecessor Funds listed below held investments in securities of their regular broker dealers: [To be updated]
Fund Name	Regular Broker/Dealer	Aggregate Holdings of Securities ($)
Lincoln U.S. Equity Income Maximizer Fund	Bank of America	$162,123
	Goldman Sachs	$117,343
	JPMorgan	$255,150
	Morgan Stanley	$117,695
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Commission Recapture Program
The Funds do not participate in commission recapture programs.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.
Portfolio turnover rates are not available for the Funds because the Funds had not yet commenced operations as of the date of this Statement of Additional Information. The table below sets forth each Predecessor Fund’s turnover rate (excluding short sales) for the most recently completed fiscal year ended July 31, 2025: [To be updated]
2025
Lincoln Inflation Plus Fund	193%
Lincoln U.S. Equity Income Maximizer Fund	18%
Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the [116] series of the Trust, as well as the Lincoln Bain Capital Total Credit Fund and Lincoln Partners Group Royalty Fund.
Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	[116]	Lincoln Bain Capital Total Credit Fund since 2025 (1 portfolio); Lincoln Partners Group Royalty Fund since 2025 (1 portfolio); Lincoln Funds Trust since 2025 (2 portfolios)
*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	[116]	None

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Peter F. Finnerty 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	[116]	Board of Directors of CBRE Global Real Estate Income Fund
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	[116]
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	[116]	None
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	[116]	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	[116]	Board Member at The National Endowment for Financial Education since 2017
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019
Managing Member, Brian
Wixted, LLC; Formerly:
Senior Consultant, CKC
Consulting and an Advisory
Partner, AI Capital;
Formerly: Senior Vice
President, Finance, and
Fund Treasurer,
Oppenheimer Funds, Inc.
(mutual fund complex)
				[116]	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	[116]
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.

John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Mr. Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Mr. Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
Mr. Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year ended December 31, 2025.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year ended December 31, 2025.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year ended December 31, 2025. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned positions that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	[None]	[None]

Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
As of December 31, 2025, no Trustee owned beneficially any shares of a Predecessor Fund.
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.

Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	[$XXX,XXX]	[$XXX,XXX]
Peter F. Finnerty, Trustee	[$XXX,XXX]	[$XXX,XXX]
Ken C. Joseph, Trustee	[$XXX,XXX]	[$XXX,XXX]
Barbara L. Lamb, Trustee	[$XXX,XXX]	[$XXX,XXX]
Pamela L. Salaway, Trustee	[$XXX,XXX]	[$XXX,XXX]
Manisha A. Thakor, Trustee	[$XXX,XXX]	[$XXX,XXX]
Brian W. Wixted, Trustee	[$XXX,XXX]	[$XXX,XXX]
Nancy B. Wolcott, Trustee	[$XXX,XXX]	[$XXX,XXX]
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
Because the Funds are new, they have not yet paid fees to LFI. For the fiscal year ended July 31, 2025, the Predecessor Funds paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund: [To be updated]
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
Lincoln Inflation Plus Fund	0.85%
Lincoln U.S. Equity Income Maximizer Fund	0.85%
Advisory Fees Paid by Each Fund
For the last three fiscal years ended July 31, the Predecessor Funds paid the net amounts, as reflected in the table below, for investment advisory services:[To be updated]
	2025	2024	2023
Lincoln Inflation Plus Fund	$71,109 [1]	N/A	N/A
Lincoln U.S. Equity Income Maximizer Fund	109,089 [1]	N/A	N/A
1
The Fund commenced operations on October 1, 2024.
Expense Reimbursements
For the last three fiscal years ended July 31, the Predecessor Funds’ investment adviser reimbursed the Predecessor Funds, as reflected in the table below, under the applicable expense reimbursement agreement: [To be updated]
	2025	2024	2023
Lincoln Inflation Plus Fund	$418,076 [1]	N/A	N/A
Lincoln U.S. Equity Income Maximizer Fund	452,873 [1]	N/A	N/A
1
The Fund commenced operations on October 1, 2024.
With respect to LVIP [●] U.S. Equity Income Maximizer Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed [●]% of the average daily net assets for the Standard Class of the Fund and [●]% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for a period of at least two years from the closing date of the reorganization of Lincoln U.S. Equity Income Maximizer Fund into the LVIP [●] U.S. Equity Income Maximizer Fund (i.e., through at least XX, 2028) and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP [●] Inflation Plus Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed [●]% of the average daily net assets for the Standard Class of the Fund and [●]% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for a period of at least two years from the closing date of the reorganization of Lincoln Inflation Plus Fund into the LVIP [●] Inflation Plus Fund (i.e., through at least through []) and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Sub-Advisers. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. For some Funds, LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
Lincoln Inflation Plus Fund	[●]
Lincoln U.S. Equity Income Maximizer Fund	[●]
LFI, not the Funds, pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to a sub-adviser may vary according to the level of assets the sub-adviser manages.
[To Be Updated/Provided]
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
Lincoln Inflation Plus Fund	0.45%
Lincoln U.S. Equity Income Maximizer Fund	0.45%
Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended July 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Predecessor Fund. LFI, not the Fund, pays all sub-advisory fees owed. [To be updated]
	2025	2024	2023
Lincoln Inflation Plus Fund	$37,646 [1]	N/A	N/A
Lincoln U.S. Equity Income Maximizer Fund	57,753 [1]	N/A	N/A
1
The Fund commenced operations on October 1, 2024.
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees intends to delegate to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, (1) by calling 866-436-8717 or on the Funds' website at https://www.lincolnfinancial.com/lvip; and (2) on the SEC’s website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.”
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of [ ], 2026.
[To Be Updated/Provided]
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.
Lincoln Financial Investments Corporation (“LFI”)
Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.
Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A Lincoln fund of funds for which LFI serves as the investment adviser invests its assets in other mutual funds and closed-end registered investment companies, such as the Lincoln Bain Capital Total Credit Fund, for which LFI also serves as the investment adviser (which are branded “LVIP” or “Lincoln” funds), and funds, including ETFs, managed by unaffiliated investment managers (collectively, the “underlying funds”). LFI fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the LVIP fund of funds’ investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable. For information on an LVIP Fund’s current holdings, including information on affiliated portfolio holdings, see the Fund’s most recent shareholder report or quarterly holdings disclosures (when available), which are posted online at www.lincolnfinancial.com/lvip.
LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.
LFI and its affiliates receive advisory and other fees from underlying LVIP and Lincoln Funds for the management and other services that LFI and its affiliates provide to the LVIP and Lincoln Funds. As such, LFI is subject to a conflict of interest in selecting underlying funds and has an incentive to invest in underlying LVIP and Lincoln Funds and favor greater allocations to those underlying funds that will pay the highest fee rate to LFI. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates that are higher and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures raises potential conflicts of interest by creating an incentive to favor Accounts that charge higher fees.
As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from the Funds or underlying funds for services provided by LFI, an LFI affiliate or from any Fund sub-adviser. At the same time, LFI expects to invest in affiliated underlying funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more comparable unaffiliated underlying funds. As noted above, LFI is subject to a conflict of interest in making an investment in an affiliated underlying fund, or in maintaining an existing investment in an affiliated underlying fund, and LFI also might have an interest in making such an investment in order to benefit that affiliated underlying fund (for example, by assisting the affiliated underlying fund in achieving or maintaining scale or to provide greater viability or, alternatively, to reduce the amounts waived and/or reimbursed by LFI to maintain the underlying fund’s expense cap, if applicable). Notwithstanding the foregoing, LFI is a fiduciary and is legally obligated to act in an LVIP fund of fund’s best interests when selecting underlying funds. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.
Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.
Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.
Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.
[●]
[To Be Updated/Provided]
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
Since the Funds are new, no portfolio manager of any Fund beneficially owns shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For the fiscal years ended December 31, 2026, 2025 and 2024, LFD received $XXX,XXX,XXX, $199,287,590, and $194,623,872, respectively, in compensation from the Trust.
For the fiscal year ended July 31, 2025, LFD received $26,318 in compensation from the Predecessor Funds.
[To Be Updated/Provided]

Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,726, respectively, in administrative services reimbursement.
[For the fiscal year ended July 31, 2025, Lincoln Life did not receive compensation from the Predecessor Funds for administrative services reimbursement.]
[To Be Updated/Provided]
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds.  These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders.  In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
[For the fiscal year ended July 31, 2025, Lincoln Life did not receive compensation from the Predecessor Funds for contractholder servicing and corporate-level services reimbursement.]
[To Be Updated/Provided]
Securities Lending
Since the Funds are new, none of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025. None of the Predecessor Funds engaged in securities lending for the fiscal year ended July 31, 2025.
[To Be Updated/Provided]
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.
For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
The Predecessor Funds entered into a fund accounting and financial administration services agreement with State Street, effective August 30, 2024, pursuant to which State Street provides certain accounting services for the Predecessor Funds, including among others, functions related to calculating NAV of the Predecessor Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Predecessor Funds paid State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Lincoln Funds Trust, plus certain additional service fees and out-of-pocket expenses.

For the fiscal year ended July 31, 2025, State Street did not receive compensation from the Predecessor Funds for fund accounting services.
[To Be Updated/Provided]
Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of [116] funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers two classes of shares: Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund

(i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
[As of [  ], 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares.] Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.25% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
Class A shares of each Predecessor Funds were subject to a distribution (Rule 12b-1) fee which was adopted pursuant to a distribution and service plan (the “Predecessor Fund 12b-1 Plan”). Under the Predecessor Fund 12b-1 Plan, Class A shares paid annual amounts (“Plan Fee”) not exceeding 0.25% of the average daily net assets of the Class A shares of each Predecessor Fund.
For the fiscal year ended July 31, 2025, Class A shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $45,568.
[To Be Updated/Provided]
Revenue Sharing
LFI and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations.  In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the

Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities.  The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities.  Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products.  Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, Refinitiv and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Commicise, BBH Infomediary, IDS GmBH, IEX Data Analytics LLC, TS Imagine, RIMES, Morningstar, Lipper, Factset Research Systems, Financial Recovery Technologies, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Inc., Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, ICE Data Pricing and Reference Data, LLC, MoneyMate, Omgeo, Barclays Capital Point, Acuity Knowledge Partners, Virtu Americas LLC, Virtu Financial, Virtu ITG LLC, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; Securities Class Action Services; (4) computer systems, products, services and software vendors, such as BestX, Electra Securities, TriOptima, FIS XSPrisa (XSP) SaaS, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications, StarCompliance, Amazon Web Services (hosted applications), Microsoft, SS&C, SmartStream TLM, DTCC, Confluence, Tradeweb, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; MetroProof Inc., and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, StarCompliance, State Street Bank and Trust Company, State Street Global Services, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust's funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds’ dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged [●], to serve as the Funds’ Independent Registered Public Accounting Firm. In addition to the audits of the Funds’ financial statements, [●] also reviews certain regulatory reports and performs other tax and advisory services when engaged to do so by the Trust.
Financial Statements
In reorganization transactions that occurred on [XX, 2026] (each a “Reorganization” and, collectively, the “Reorganizations”), LVIP [●]  Inflation Plus Fund and LVIP [●] U.S. Equity Income Maximizer Fund (each a “Fund”, together the “Funds”) acquired and assumed the performance, financial and other historical information of the Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund, each formerly a series of the Lincoln Funds Trust (each a “Predecessor Fund,” together the “Predecessor Funds”). Accordingly, information provided in this SAI for the Funds that relates to periods prior to [XX, 2026] is that of the Predecessor Funds.
[Each Predecessor Fund’s most recent Form N-CSR to shareholders, which contains each Predecessor Fund’s audited financial statements is available upon request.] The audited financial statements and the reports for the year ended July 31, 2025, of [ ] thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717. [To be updated]
Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.

Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.
Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds’ investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.
Background
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
S&P Global Ratings
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due.
Long-Term Credit Ratings
Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.
Moody’s
Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B - Obligations rated B are considered speculative and are subject to high credit risk.
Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P Global Ratings
AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.
Moody’s
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings
A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
[●]
[To Be Updated/Provided]

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
[●]
[To Be Updated/Provided]

Part C - Other Information
Item 15. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 16. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(1)	Declaration of Trust.
	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(2)	By-laws.
	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(3)		N/A
(4)	Form of Agreement and Plan of Reorganization, filed herewith.
1

(5)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.
	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
		(1)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
(2)
Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2025, between
LVIP Trust and LFI, previously filed with the Trust’s Registration Statement on Form N-14 on December 3,
2025.

		(3)	Amendment to Schedule A to the Investment Management Agreement, dated September 24, between LVIP Trust and LFI, filed herewith.
	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(c)	Investment Management Agreement, dated September 28, 2026, between Lincoln Inflation Plus Fund Cayman, Ltd. and LFI, filed herewith.
	(d)	Reserved.
	(e)	Sub-Advisory Contracts.
		(1)	Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
(i) Amendment to Sub-Advisory Agreement dated April 5, 2024, between LFI and AllianceBernstein L.P., previously filed with PEA 259 on April 19, 2024.
		(2)	Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
(ii) Amendment No. 4 to Schedule A to Sub-Advisory Agreement dated May 1, 2026, between LFI and American Century Investment Management, Inc., previously filed with PEA 277 on April 30, 2026.
		(3)	Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
		(4)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
		(5)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
		(6)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2026, between LFI and
BlackRock Investment Management, LLC., previously filed with the Trust’s Registration Statement on Form N-14 on June 5, 2026.

		(7)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
2

(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
(8)	Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(i) Side Letter to Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(9)	Sub-Advisory Agreement dated July 30, 2020, between LFI and ClearBridge Investments, LLC, previously filed with PEA 211 on December 11, 2020.
(i) Amendment No. 1 to Schedule A to Sub-Advisory Agreement dated May 3, 2024, between LFI and ClearBridge Investments, LLC, previously filed with PEA 262 on May 17, 2024.
(ii)
Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2026, between LFI and ClearBridge Investments, LLC, previously filed with the Trust’s Registration Statement on
Form N-14 on December 3, 2025.

(10)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(11)	Reserved.
(12)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(13)	Sub-Advisory Agreement dated May 1, 2025, between LFI and FIAM LLC, previously filed with PEA 266 on February 21, 2025.
(14)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment No. 3 to sub-Advisory Agreement dated April 28, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
(15)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
(i) Amendment No. 1 to Sub-Advisory Agreement dated May 3, 2024, between LFI and Franklin Advisors, Inc., previously filed with PEA 262 on May 17, 2024.
(16)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 272 on February 11, 2026.
(17)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(18)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(19)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(20)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
3

(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

	(iv)	Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management, Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
	(v)	Amendment No. 7 to Sub-Advisory Agreement dated May 1, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
	(vi)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 269 on May 1, 2025.
	(vii)	Side Letter to Sub-Advisory Agreement dated March 21, 2025, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 269 on May 1, 2025.
(21)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(22)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
	(i)	Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 272 on February 11, 2026.
(23)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(24)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
(25)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(26)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(27)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(28)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
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	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(29)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(30)	Sub-Advisory Agreement dated December 1, 2025, between LFI and Nomura Investments Fund Advisers, previously filed with PEA 271 on December 15, 2025.
(31)
Sub-Advisory Agreement dated April 1, 2026, between LFI and Nomura Corporate Research and Asset
Management Inc., previously filed with the Trust’s Registration Statement on Form N-14 on March 10,
2026.

(32)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(33)	Reserved.
(34)	Sub-Advisory Agreement effective October 1, 2026, between LFI and Schroder Investment Management North America Inc., filed herewith.
(35)	Sub-Advisory Agreement dated April 30, 2008, between LFI and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(36)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(37)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
(38)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(39)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
	(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(40)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
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		(41)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
		(42)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
		(43)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
		(44)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(45)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

	(f)	Sub-Sub-Advisory Contracts.
		(1)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
		(2)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
		(3)	Sub-Sub-Advisory Agreement dated April 25, 2024, between BlackRock Investment Management, LLC and BlackRock International Limited, previously filed with PEA 271 on December 15, 2025.
		(4)	Sub-Sub-Advisory Agreement dated May 1, 2025, between FIAM, LLC and FMR INVESTMENT MANAGEMENT (UK) LIMITED, previously filed with the Trust’s Registration Statement on Form N-14 on May 15, 2025.
		(5)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
		(6)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
		(7)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
		(8)	Sub-Sub-Advisory Agreement dated December 1, 2025, between Nomura Investments Fund Advisers and Macquarie Investment Management Global Limited, previously filed with PEA 271 on December 15, 2025.
(9)
Sub-Sub-Advisory Agreement for Lincoln Funds Trust, dated October 1, 2026, between Schroder
Investment Management North America Inc. and Schroder Investment Management North America
Limited, filed herewith.

(10)
Sub-Sub-Advisory Agreement for Lincoln Variable Insurance Products Trust, dated October 1, 2026, between Schroder Investment Management North America Inc. and Schroder Investment Management
North America Limited, filed herewith.

(11)
Sub-Sub-Advisory Agreement for Lincoln Inflation Plus Fund Cayman Ltd., dated October 1, 2026, between Schroder Investment Management North America Inc. and Schroder Investment Management
North America Limited, filed herewith.

(7)	Underwriting Contracts.
	(a)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, filed with PEA 233 on April 28, 2023.
(8)	N/A
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(9)	Custodian Agreements.
	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
(1) Amendment to Appendix A to Mutual Fund Custody Agreement dated November 18, 2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
(2) Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
(3) Amendment to Appendix A to Mutual Fund Custody Agreement dated January 30, 2024, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.
	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
(1) Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025
	(b)	Distribution Services Agreement dated May 1, 2008, between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
(1) Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
(2) Amendment to Schedule A to the Distribution Services Agreement dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
(11)	Legal Opinion.
	(a)	Legal Opinion of Counsel dated April 1, 2003, regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(b)	Legal Opinion of Counsel dated April 27, 2007, regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
	(c)	Legal Opinion of Counsel dated October 1, 2026, filed herewith.
(12)	(a)	Form of Tax Opinion of Dechert LLP regarding tax matters, is filed herewith.
(13)	Other Material Contracts.
(a)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

	(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
(i) Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
(ii) Amendment to Administration Agreement dated December 1, 2023, between LVIP Trust and Lincoln Life, previously filed with PEA 249 on December 11, 2023.
	(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
(1) Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
(2) Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated July 8, 2026, previously filed with the Trust’s Registration Statement on Form N-14 on July 17, 2026.
(3) Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated September 24, 2026, filed herewith.
	(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
(1) Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
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(2) Amendment to Schedule A to the Advisory Fee Waiver Agreement dated May 1, 2026, previously filed with PEA 276 on April 24, 2026.
	(e)	Consulting Agreements
(1) Consulting Agreement dated April 29, 2011, between LFI and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.
(2) Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
	(f)	Form of Participation Agreement, previously filed with PEA 1 on April 9, 2026.
	(g)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(14)	(a)	Consent of Independent Registered Public Accounting Firm dated October 1, 2026, filed herewith.
(15)	N/A
(16)	(a)	Power of Attorney (LVIP Trust) dated September 24, 2026, filed herewith.
(17)	Codes of Ethics.
	(a)	Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
	(b)	Code of Ethics for LFD, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Code of Ethics for BlackRock affiliated companies, previously filed with PEA 276 on April 24, 2026.
(18)	N/A
Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
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SIGNATURE PAGE
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Fort Wayne and the State of Indiana, on this 1st day of October 2026.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Gordon Huellmantel Gordon Huellmantel Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/John Morriss* John Morriss	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Peter F. Finnerty* Peter F. Finnerty		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Gordon Huellmantel Gordon Huellmantel	Attorney-in-Fact
*Pursuant to a Power of Attorney dated September 24, 2026, filed herewith.